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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:        December 31

Date of reporting period:      September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Global Science and Technology Portfolio
ING VP Growth Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP International Equity Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Argentina: 0.1%
3,900	@, L	Mercadolibre, Inc.	$142,857
			142,857
		Bermuda: 0.5%
10,700		Accenture Ltd.	430,675
			430,675
		Brazil: 0.4%
24,800	@, L	NET Servicos de Comunicacao SA ADR	411,184
			411,184
		Canada: 1.2%
16,200	@, L	Cognos, Inc.	672,786
5,100	@, L	Research In Motion Ltd.	502,605
			1,175,391
		Cayman Islands: 0.6%
21,900	L	Seagate Technology, Inc.	560,202
			560,202
		China: 0.0%
1,400	@	China Communications Services Corp., Ltd.	1,099
			1,099
		Finland: 0.5%
12,700		Nokia OYJ ADR	481,711
			481,711
		France: 3.2%
4,400		Alstom	893,278
15,600	@, L	Business Objects SA ADR	699,972
3,400		Neopost SA	478,866
5,819	@	NicOx SA	139,131
4,600		Schneider Electric SA	580,831
3,500	@	UbiSoft Entertainment	239,377
			3,031,455
		Germany: 2.6%
23,100	@	Infineon Technologies AG ADR	396,858
19,900	L	SAP AG ADR	1,167,533
3,900		Siemens AG	533,957
3,600		Software AG	337,386
			2,435,734
		Hong Kong: 2.1%
67,300		ASM Pacific Technology	594,798
83,400		China Mobile Ltd.	1,368,459
			1,963,257
		India: 1.3%
51,000	@	Bharti Airtel Ltd.	1,199,287
			1,199,287
		Indonesia: 0.8%
655,200		Telekomunikasi Indonesia Tbk PT	792,337
			792,337
		Japan: 3.4%
7,000		Disco Corp.	388,447
32,100		Kurita Water Industries Ltd.	1,082,517
4,300		Nihon Dempa Kogyo Co., Ltd.	266,832
1,800		Nintendo Co., Ltd.	929,348
22,000		Sumitomo Metal Mining Co., Ltd.	530,321
			3,197,465
		Mexico: 0.6%
9,000	L	America Movil SA de CV ADR	576,000
			576,000
		South Korea: 1.4%
3,900	@	NHN Corp.	898,024
700		Samsung Electronics Co., Ltd.	438,017
			1,336,041
		Sweden: 0.5%
11,800	L	Telefonaktiebolaget LM Ericsson ADR	469,640
			469,640
		Switzerland: 0.7%
3,100		Roche Holding AG	561,323
1,500		Roche Holding Ltd. ADR	135,529
			696,852
		Taiwan: 4.0%
74,000		Asustek Computer, Inc.	224,775
29,119		AV TECH Corp.	243,867
89,319		HON HAI Precision Industry Co., Ltd.	672,786
499,800		Inventec Co., Ltd.	311,493
33,600		MediaTek, Inc.	604,004
78,150		Realtek Semiconductor Corp.	353,636

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Taiwan (continued)
221,100		Synnex Technology International Corp.	$621,778
52,259		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	528,861
288,831		Vanguard International Semiconductor Corp.	259,226
			3,820,426
		United Kingdom: 1.8%
41,200	@	Autonomy Corp. PLC	723,451
52,900	@	Blinkx PLC	31,658
88,200		Meggitt PLC	570,506
33,500		Rightmove PLC	352,775
			1,678,390
		United States: 69.6%
7,800		Abbott Laboratories	418,236
18,300	@	Adobe Systems, Inc.	798,978
25,300	@	Agilent Technologies, Inc.	933,064
7,300	@, L	Alexion Pharmaceuticals, Inc.	475,595
21,100	L	Altera Corp.	508,088
12,700	@	American Tower Corp.	552,958
15,400		Amphenol Corp.	612,304
15,800	L	Analog Devices, Inc.	571,328
16,800	@	Apple, Inc.	2,579,472
6,900		Applera Corp. - Applied Biosystems Group	239,016
23,500	@, L	Applera Corp. - Celera Genomics Group	330,410
23,900		Applied Materials, Inc.	494,730
14,600		AT&T, Inc.	617,726
1,300	@, L	athenahealth, Inc.	44,083
24,500	@, L	Atheros Communications, Inc.	734,265
16,900	@, L	Autodesk, Inc.	844,493
7,800		Becton Dickinson & Co.	639,990
22,800	@, L	BioMarin Pharmaceuticals, Inc.	567,720
24,600	@	Broadcom Corp.	896,424
26,800	@, L	Cadence Design Systems, Inc.	594,692
6,200	@, L	Cavium Networks, Inc.	201,500
7,200	@, L	Celgene Corp.	513,432
2,500	@, L	Cephalon, Inc.	182,650
9,000	@, L	Charles River Laboratories International, Inc.	505,350
28,100	@, L	Ciena Corp.	1,070,048
71,300	@	Cisco Systems, Inc.	2,360,747
11,700	@	Citrix Systems, Inc.	471,744
10,000	@, L	Clearwire Corp. - Class A	244,400
13,900	@, L	Computer Sciences Corp.	777,010
32,800		Corning, Inc.	808,520
6,200	@, W	Covance, Inc.	482,980
10,600		CVS Caremark Corp.	420,078
15,800	@, L	Cyberonics	220,252
24,100	@, L	DST Systems, Inc.	2,068,021
31,000	@	eBay, Inc.	1,209,620
21,400	@	Electronic Arts, Inc.	1,198,186
46,500	@	EMC Corp.	967,200
7,000	@	Fiserv, Inc.	356,020
35,300	@, L	Foundry Networks, Inc.	627,281
19,400	@	Gilead Sciences, Inc.	792,878
14,000		Goodrich Corp.	955,220
3,200	@	Google, Inc. - Class A	1,815,264
15,200		Harris Corp.	878,408
19,300	@	Harris Stratex Networks, Inc.	337,171
24,700		Hewlett-Packard Co.	1,229,813
4,000	@	ImClone Systems, Inc.	165,360
9,100	@, L	Integra LifeSciences Holdings Corp.	442,078
26,200	@	Integrated Device Technology, Inc.	405,576
43,200		Intel Corp.	1,117,152
17,500	L	International Business Machines Corp.	2,061,500
15,100		Intersil Corp.	504,793
28,000	L	Jabil Circuit, Inc.	639,520
4,400		Johnson & Johnson	289,080
29,100	@, L	Juniper Networks, Inc.	1,065,351
18,600	L	KLA-Tencor Corp.	1,037,508
19,949	@, L	Kosan Biosciences, Inc.	99,944
38,900	@, L	Kulicke & Soffa Industries, Inc.	329,872
4,300	@, L	Kyphon, Inc.	301,000
9,400	@	Lam Research Corp.	500,644
14,900	@, L	Liberty Global, Inc.	611,198
12,600	L	Linear Technology Corp.	440,874
9,700		Lockheed Martin Corp.	1,052,353
19,200		Maxim Integrated Products	563,520
19,000	@	McAfee, Inc.	662,530
15,000		Medtronic, Inc.	846,150
9,400	@	MEMC Electronic Materials, Inc.	553,284
18,100		Merck & Co., Inc.	935,589
32,200		Microsoft Corp.	948,612
5,200	@, L	Millipore Corp.	394,160
23,200		Motorola, Inc.	429,896

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
22,100	@, L	Myriad Genetics, Inc.	$1,152,515
21,000		National Semiconductor Corp.	569,520
1,100	@	Netezza Corp.	13,761
8,900	@, L	Netlogic Microsystems, Inc.	321,379
16,500	@	Nvidia Corp.	597,960
14,400	@, L	Onyx Pharmaceuticals, Inc.	626,688
43,600	@	Oracle Corp.	943,940
10,900		Owens & Minor, Inc.	415,181
16,000	@	Pharmion Corp.	738,240
6,700	@, L	Priceline.com, Inc.	594,625
16,500	L	Qualcomm, Inc.	697,290
9,300	@	Salesforce.com, Inc.	477,276
13,000	@	SenoRx, Inc.	110,890
14,700	@	St. Jude Medical, Inc.	647,829
6,600	L	Stryker Corp.	453,816
83,600	@	Sun Microsystems, Inc.	468,996
25,500	@, L	Sybase, Inc.	589,815
14,900	@	Synopsys, Inc.	403,492
19,400		Texas Instruments, Inc.	709,846
8,600		Textron, Inc.	535,006
7,500	@	Varian, Inc.	477,075
24,300	@, L	VeriSign, Inc.	819,882
13,600		Verizon Communications, Inc.	602,208
6,700	@, L	VMware, Inc.	569,500
7,200	@	Waters Corp.	481,824
21,800	@, L	Wright Medical Group, Inc.	584,676
14,900	L	Xilinx, Inc.	389,486
18,600	@, L	Yahoo!, Inc.	499,224
			66,036,849
		Total Common Stock
		(Cost $ 72,432,353)	90,436,852

Principal Amount				Value
SHORT-TERM INVESTMENTS: 26.1%
		U.S. Government Agency Obligations: 3.7%
$3,500,000	Z	Federal Home Loan Bank, 4.000%, due 10/01/07		$3,499,611
		Total U.S. Government Agency Obligations
		(Cost $3,499,611)		3,499,611
		Securities Lending Collateralcc: 22.4%
21,309,210		Bank of New York Mellon Corp. Institutional Cash Reserves		21,309,210
		Total Securities Lending Collateral
		(Cost $21,309,210)		21,309,210
		Total Short-Term Investments
		(Cost $24,808,821)		24,808,821
		Total Investments in Securities
		(Cost $97,241,174)	121.4%	$115,245,673
		Other Assets and Liabilities — Net	(21.4)	(20,310,254)
		Net Assets	100.0%	$94,935,419

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $97,325,974.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,051,408
		Gross Unrealized Depreciation		(1,131,709)
		Net Unrealized Appreciation		$17,919,699

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of September 30, 2007 (Unaudited) (continued)

At September 30, 2007 the following forward currency contracts were outstanding for the ING VP Global Science and Technology Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australia Dollars			USD
AUD 243,000	Buy	10/17/07	208,020	215,463	$7,443
Australia Dollars			USD
AUD 166,000	Buy	10/17/07	136,533	147,189	10,656
EURO			USD
EUR 12,000	Buy	10/17/07	16,587	17,119	532
EURO			USD
EUR 550,000	Buy	10/17/07	763,012	784,624	21,612
British Pound Sterling			USD
GBP 8,000	Buy	10/17/07	16,234	16,362	128
Japanese Yen			USD
JPY 66,230,000	Buy	10/15/07	548,707	577,681	28,974
Japanese Yen			USD
JPY 96,000,000	Buy	10/17/07	816,847	837,556	20,709
Japanese Yen			USD
JPY 83,580,000	Buy	10/17/07	704,989	729,198	24,209
Norway Krone			USD
NOK 815,000	Buy	10/17/07	140,666	151,151	10,485
					$124,748

Switzerland Francs			USD
CHF 780,000	Sell	10/17/07	652,565	670,868	$(18,303)
EURO			USD
EUR 1,847,500	Sell	10/17/07	2,551,398	2,635,624	(84,226)
EURO			USD
EUR 305,000	Sell	10/17/07	412,270	435,110	(22,840)
EURO			USD
EUR 810,000	Sell	10/17/07	1,123,932	1,155,538	(31,606)
British Pound Sterling			USD
GBP 1,072,081	Sell	10/17/07	2,173,760	2,192,659	(18,899)
Hong Kong Dollars			USD
HKD 10,810,000	Sell	10/17/07	1,386,417	1,390,402	(3,985)
India Rupees			USD
INR 33,085,000	Sell	10/24/07	814,500	829,957	(15,457)
Japanese Yen			USD
JPY 351,652,751	Sell	10/17/07	2,905,210	3,068,012	(162,802)
Japanese Yen			USD
JPY 100,000,000	Sell	10/17/07	829,765	872,455	(42,690)
Japanese Yen			USD
JPY 18,073,000	Sell	10/17/07	153,155	157,679	(4,524)
Japanese Yen			USD
JPY 83,580,000	Sell	10/17/07	708,786	729,198	(20,412)
Korea (South) Won			USD
KRW 2,394,675,000	Sell	10/24/07	2,624,014	2,618,963	5,051)
Singapore Dollars			USD
SGD 557,000	Sell	10/17/07	370,620	375,438	(4,818)
Taiwan New Dollars			USD
TWD 90,000,000	Sell	10/24/07	2,767,272	2,766,599	673)
					$(424,838)

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Aerospace/Defense: 4.3%
50,700		Boeing Co.	$5,322,993
35,000		Lockheed Martin Corp.	3,797,150
			9,120,143
		Agriculture: 1.5%
45,500		Altria Group, Inc.	3,163,615
			3,163,615
		Apparel: 3.1%
74,300	@	Coach, Inc.	3,512,161
62,000	L	Guess ?, Inc.	3,039,860
			6,552,021
		Banks: 1.9%
92,678		Bank of New York Mellon Corp.	4,090,807
			4,090,807
		Chemicals: 4.3%
104,640		Monsanto Co.	8,971,834
			8,971,834
		Commercial Services: 0.9%
67,900	@, L	Quanta Services, Inc.	1,795,955
			1,795,955
		Computers: 11.8%
44,700	@	Apple, Inc.	6,863,238
136,500		Hewlett-Packard Co.	6,796,335
42,100	L	International Business Machines Corp.	4,959,380
62,500	@, @@, L	Research In Motion Ltd.	6,159,375
			24,778,328
		Diversified Financial Services: 5.4%
103,180		American Express Co.	6,125,797
192,110		Charles Schwab Corp.	4,149,576
40,852	@@	Invesco PLC ADR	1,115,260
			11,390,633
		Electric: 1.7%
85,200	@	NRG Energy, Inc.	3,603,108
			3,603,108
		Engineering & Construction: 1.2%
48,200	@	McDermott International, Inc.	2,606,656
			2,606,656
		Food: 1.2%
45,500		Kellogg Co.	2,548,000
			2,548,000
		Healthcare — Products: 9.5%
22,000	@@, L	Alcon, Inc.	3,166,240
120,600		Baxter International, Inc.	6,787,368
58,100	@, L	Hologic, Inc.	3,544,100
85,200	@	St. Jude Medical, Inc.	3,754,764
35,260	@	Zimmer Holdings, Inc.	2,855,707
			20,108,179
		Household Products/Wares: 1.3%
45,600	L	Clorox Co.	2,781,144
			2,781,144
		Insurance: 1.3%
42,300		Principal Financial Group, Inc.	2,668,707
			2,668,707
		Internet: 8.3%
126,700	@	eBay, Inc.	4,943,834
11,460	@	Google, Inc. - Class A	6,500,914
85,800	@	McAfee, Inc.	2,991,846
89,700	@, L	VeriSign, Inc.	3,026,478
			17,463,072
		Mining: 2.0%
39,700		Freeport-McMoRan Copper & Gold, Inc.	4,164,133
			4,164,133
		Miscellaneous Manufacturing: 4.4%
65,394		Danaher Corp.	5,408,738
58,300		Roper Industries, Inc.	3,818,650
			9,227,388
		Oil & Gas Services: 4.1%
25,500	@, L	Cameron International Corp.	2,353,395
24,600	@	National Oilwell Varco, Inc.	3,554,700
40,500	@, L	Weatherford International Ltd.	2,720,790
			8,628,885
		Packaging & Containers: 0.9%
65,000	@	Pactiv Corp.	1,862,900
			1,862,900
		Pharmaceuticals: 8.6%
111,500	@	Gilead Sciences, Inc.	4,557,005
114,900		Merck & Co., Inc.	5,939,181

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
114,100		Schering-Plough Corp.	$3,608,983
92,200	@@	Teva Pharmaceutical Industries Ltd. ADR	4,100,134
			18,205,303
		Retail: 6.5%
96,500	@, L	GameStop Corp.	5,437,775
88,400		McDonald’s Corp.	4,815,148
115,100		TJX Cos., Inc.	3,345,957
			13,598,880
		Semiconductors: 4.6%
127,700	L	Altera Corp.	3,075,016
111,300	L	National Semiconductor Corp.	3,018,456
100,500	@	Nvidia Corp.	3,642,120
			9,735,592
		Software: 4.1%
128,700	@, L	Activision, Inc.	2,778,633
265,800	@	Oracle Corp.	5,754,570
			8,533,203
		Telecommunications: 6.0%
299,600	@	Cisco Systems, Inc.	9,919,755
32,000	@, L	NII Holdings, Inc.	2,628,800
			12,548,555
		Total Common Stock
		(Cost $ 179,933,286)	208,147,041
SHORT-TERM INVESTMENTS: 20.1%
		Mutual Fund: 1.5%
3,250,000	**	ING Institutional Prime Money Market Fund	3,250,000

		Total Mutual Fund
		(Cost $ 3,250,000)	3,250,000

Principal Amount				Value
		Repurchase Agreement: 0.1%
$263,000		Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $263,107 to be received upon repurchase (Collateralized by $271,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $268,304, due 03/10/15)		$263,000
		Total Repurchase Agreement
		(Cost $ 263,000)		263,000
		Securities Lending Collateralcc: 18.5%
38,857,854		Bank of New York Mellon Corp. Institutional Cash Reserves		38,857,854
		Total Securities Lending Collateral
		(Cost $ 38,857,854)		38,857,854
		Total Short-Term Investments
		(Cost $ 42,370,854)		42,370,854
		Total Investments in Securities
		(Cost $ 222,304,140)	119.0%	$250,517,895
		Other Assets and Liabilities — Net	(19.0)	(39,942,440)
		Net Assets	100.0%	$210,575,455

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $222,726,034.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,118,362
		Gross Unrealized Depreciation		(1,326,501)
		Net Unrealized Appreciation		$27,791,861

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Advertising: 1.0%
591,900		Omnicom Group	$28,464,471
			28,464,471
		Aerospace/Defense: 3.5%
112,700	L	Boeing Co.	11,832,373
103,300		General Dynamics Corp.	8,725,751
193,000		Lockheed Martin Corp.	20,938,570
63,000		Northrop Grumman Corp.	4,914,000
311,850		Raytheon Co.	19,902,267
375,500		United Technologies Corp.	30,220,240
			96,533,201
		Agriculture: 1.5%
399,450		Altria Group, Inc.	27,773,759
64,400		Archer-Daniels-Midland Co.	2,130,352
60,200	L	Reynolds American, Inc.	3,828,118
162,500	L	UST, Inc.	8,060,000
			41,792,229
		Apartments: 0.1%
43,500	L	Archstone-Smith Trust	2,616,090
			2,616,090
		Apparel: 0.7%
312,200	@	Coach, Inc.	14,757,694
22,700	L	Nike, Inc.	1,331,582
56,000		Polo Ralph Lauren Corp.	4,354,000
			20,443,276
		Auto Manufacturers: 0.6%
765,700	@, L	Ford Motor Co.	6,500,793
72,900	L	General Motors Corp.	2,675,430
95,800	L	Paccar, Inc.	8,166,950
			17,343,173
		Auto Parts & Equipment: 0.0%
10,900		Johnson Controls, Inc.	1,287,399
			1,287,399
		Banks: 5.8%
1,330,747		Bank of America Corp.	66,896,652
152,800		Comerica, Inc.	7,835,584
420,100		Huntington Bancshares, Inc.	7,133,298
462,950		Regions Financial Corp.	13,647,766
17,800		State Street Corp.	1,213,248
695,836		Wachovia Corp.	34,896,175
778,900		Wells Fargo & Co.	27,744,418
			159,367,141
		Beverages: 2.1%
373,600		Anheuser-Busch Cos., Inc.	18,676,264
276,000		Coca-Cola Co.	15,861,720
231,800		Pepsi Bottling Group, Inc.	8,616,006
203,250		PepsiCo, Inc.	14,890,095
			58,044,085
		Biotechnology: 0.8%
206,400	@	Amgen, Inc.	11,676,048
57,000	@	Biogen Idec, Inc.	3,780,810
53,600	@, L	Celgene Corp.	3,822,216
23,600	@	Genzyme Corp.	1,462,256
			20,741,330
		Building Materials: 0.1%
162,400		Masco Corp.	3,762,808
			3,762,808
		Chemicals: 1.5%
14,200		Air Products & Chemicals, Inc.	1,388,192
104,600		Dow Chemical Co.	4,504,076
26,000		EI DuPont de Nemours & Co.	1,288,560
75,300	L	International Flavors & Fragrances, Inc.	3,980,358
214,100		Monsanto Co.	18,356,934
229,700	L	Sigma-Aldrich Corp.	11,195,578
			40,713,698
		Coal: 0.2%
30,600		Consol Energy, Inc.	1,425,960
60,600	L	Peabody Energy Corp.	2,900,922
			4,326,882
		Commercial Services: 0.6%
21,100	@, L	Apollo Group, Inc. - Class A	1,269,165
239,700	@	Convergys Corp.	4,161,192
118,350		McKesson Corp.	6,957,797
37,700		Robert Half International, Inc.	1,125,722
95,100		Western Union Co.	1,994,247
			15,508,123

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Computers: 6.5%
19,300	@	Affiliated Computer Services, Inc.	$969,632
194,400	@, L	Apple, Inc.	29,848,176
17,300	@	Cognizant Technology Solutions Corp.	1,380,021
94,200	@, L	Computer Sciences Corp.	5,265,780
1,191,600	@	Dell, Inc.	32,888,160
299,300		Electronic Data Systems Corp.	6,536,712
367,100	@	EMC Corp.	7,635,680
628,818		Hewlett-Packard Co.	31,308,848
346,950	L	International Business Machines Corp.	40,870,710
116,000	@, L	Lexmark International, Inc.	4,817,480
185,600	@, L	Network Appliance, Inc.	4,994,496
160,700	@, L	Sandisk Corp.	8,854,570
461,900	@	Sun Microsystems, Inc.	2,591,259
			177,961,524
		Cosmetics/Personal Care: 2.7%
69,700		Colgate-Palmolive Co.	4,971,004
966,642		Procter & Gamble Co.	67,993,598
			72,964,602
		Diversified Financial Services: 7.1%
54,950		American Express Co.	3,262,382
65,500		Charles Schwab Corp.	1,414,800
1,267,500		Citigroup, Inc.	59,154,218
11,000	L	CME Group, Inc.	6,460,850
103,250	@	Discover Financial Services	2,147,600
50,400		Freddie Mac	2,974,104
118,300		Goldman Sachs Group, Inc.	25,640,342
14,200	@, L	IntercontinentalExchange, Inc.	2,156,980
971,100		JPMorgan Chase & Co.	44,495,802
57,050	L	Lehman Brothers Holdings, Inc.	3,521,697
291,719		Merrill Lynch & Co., Inc.	20,793,730
305,300		Morgan Stanley	19,233,900
80,000		SLM Corp.	3,973,600
			195,230,005
		Electric: 3.5%
122,200	L	Constellation Energy Group, Inc.	10,483,538
65,800	L	Duke Energy Corp.	1,229,802
136,700	@, L	Dynegy, Inc. - Class A	1,263,108
339,300		Edison International	18,814,185
247,400		Entergy Corp.	26,790,946
92,400	L	Exelon Corp.	6,963,264
121,500		FirstEnergy Corp.	7,695,810
39,400		FPL Group, Inc.	2,398,672
32,700		PPL Corp.	1,514,010
152,500		Public Service Enterprise Group, Inc.	13,418,475
92,400	L	TXU Corp.	6,326,628
			96,898,438
		Electrical Components & Equipment: 0.1%
26,500	L	Emerson Electric Co.	1,410,330
			1,410,330
		Electronics: 0.3%
42,000	@, L	Agilent Technologies, Inc.	1,548,960
35,200	@	Thermo Electron Corp.	2,031,744
112,648		Tyco Electronics Ltd.	3,991,119
			7,571,823
		Engineering & Construction: 0.1%
10,700	L	Fluor Corp.	1,540,586
			1,540,586
		Entertainment: 0.1%
36,300		International Game Technology	1,564,530
			1,564,530
		Environmental Control: 0.4%
297,150		Waste Management, Inc.	11,214,441
			11,214,441
		Food: 1.4%
85,600		Campbell Soup Co.	3,167,200
334,750		General Mills, Inc.	19,418,848
52,500	L	HJ Heinz Co.	2,425,500
126,800		Kraft Foods, Inc.	4,375,868
273,700		Kroger Co.	7,805,924
			37,193,340
		Forest Products & Paper: 0.3%
218,700	L	International Paper Co.	7,844,769
			7,844,769
		Hand/Machine Tools: 0.7%
74,800		Black & Decker Corp.	6,230,840
105,300		Snap-On, Inc.	5,216,562
114,800	L	Stanley Works	6,443,724
			17,891,126
		Healthcare — Products: 3.1%
144,200		Baxter International, Inc.	8,115,576
16,400		Becton Dickinson & Co.	1,345,620
175,800	@, L	Boston Scientific Corp.	2,452,410
15,900		CR Bard, Inc.	1,402,221

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
851,100	L	Johnson & Johnson	$55,917,270
176,200		Medtronic, Inc.	9,939,442
26,800	@	St. Jude Medical, Inc.	1,181,076
27,000		Stryker Corp.	1,856,520
34,200	@, L	Varian Medical Systems, Inc.	1,432,638
			83,642,773
		Healthcare — Services: 1.8%
129,100		Aetna, Inc.	7,006,257
185,050	@	Coventry Health Care, Inc.	11,511,961
78,300	@	Humana, Inc.	5,471,604
374,950		UnitedHealth Group, Inc.	18,158,829
107,050	@	WellPoint, Inc.	8,448,386
			50,597,037
		Home Builders: 0.2%
69,100	L	D.R. Horton, Inc.	885,171
134,600	L	KB Home	3,373,076
			4,258,247
		Home Furnishings: 0.0%
12,800		Harman International Industries, Inc.	1,107,456
			1,107,456
		Household Products/Wares: 0.2%
65,700		Kimberly-Clark Corp.	4,616,082
			4,616,082
		Insurance: 5.4%
150,000	@@	ACE Ltd.	9,085,500
22,600		Aflac, Inc.	1,289,104
225,750		Allstate Corp.	12,910,643
753,500		American International Group, Inc.	50,974,275
30,200		AON Corp.	1,353,262
295,150		Chubb Corp.	15,831,846
28,800		Cigna Corp.	1,534,752
262,700		Genworth Financial, Inc.	8,072,771
108,037		Hartford Financial Services Group, Inc.	9,998,824
86,850	L	Metlife, Inc.	6,056,051
56,700	L	MGIC Investment Corp.	1,831,977
206,050		Prudential Financial, Inc.	20,106,359
152,500		Travelers Cos., Inc.	7,676,850
			146,722,214
		Internet: 1.8%
84,000	@, L	Amazon.com, Inc.	7,824,600
212,500	@	eBay, Inc.	8,291,750
41,600	@	Google, Inc. - Class A	23,598,432
129,400	@, L	IAC/InterActiveCorp.	3,839,298
315,200	@, L	Symantec Corp.	6,108,576
			49,662,656
		Iron/Steel: 0.5%
12,500	L	Allegheny Technologies, Inc.	1,374,375
136,050		Nucor Corp.	8,090,894
52,150		United States Steel Corp.	5,524,771
			14,990,040
		Leisure Time: 0.2%
115,400		Harley-Davidson, Inc.	5,332,634
			5,332,634
		Lodging: 0.2%
36,300		Harrah’s Entertainment, Inc.	3,155,559
76,300		Hilton Hotels Corp.	3,547,187
			6,702,746
		Machinery — Construction & Mining: 0.5%
142,800	L	Caterpillar, Inc.	11,199,804
16,300	@, L	Terex Corp.	1,451,026
			12,650,830
		Machinery — Diversified: 0.7%
127,200		Cummins, Inc.	16,267,608
14,300		Deere & Co.	2,122,406
18,400	L	Rockwell Automation, Inc.	1,278,984
			19,668,998
		Media: 1.9%
96,650		Clear Channel Communications, Inc.	3,618,576
54,000	@	Comcast Corp. — Class A	1,305,720
150,000	@	DIRECTV Group, Inc.	3,642,000
67,200	L	McGraw-Hill Cos., Inc.	3,421,152
246,300	L	News Corp. - Class A	5,416,137
465,800		Time Warner, Inc.	8,552,088
67,900	@	Viacom - Class B	2,646,063
716,100	L	Walt Disney Co.	24,626,679
			53,228,415
		Metal Fabricate/Hardware: 0.0%
8,900		Precision Castparts Corp.	1,317,022
			1,317,022
		Mining: 0.5%
126,100		Freeport-McMoRan Copper & Gold, Inc.	13,226,629
			13,226,629

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 5.0%
104,200		3M Co.	$9,751,036
75,300	L	Cooper Industries Ltd.	3,847,077
367,900		Dover Corp.	18,744,505
111,000	L	Eastman Kodak Co.	2,970,360
176,400		Eaton Corp.	17,470,656
1,249,100		General Electric Co.	51,712,740
36,000		Honeywell International, Inc.	2,140,920
85,200		Illinois Tool Works, Inc.	5,081,328
87,800		ITT Corp.	5,964,254
115,350		Parker Hannifin Corp.	12,899,591
116,248	@@	Tyco International Ltd.	5,154,436
			135,736,903
		Oil & Gas: 9.9%
42,400		Anadarko Petroleum Corp.	2,279,000
613,668		Chevron Corp.	57,427,051
351,126		ConocoPhillips	30,818,329
19,400		Devon Energy Corp.	1,614,080
1,274,100	S	ExxonMobil Corp.	117,930,696
45,200		Hess Corp.	3,007,156
283,900		Marathon Oil Corp.	16,187,978
142,700		Murphy Oil Corp.	9,973,303
55,200		Noble Corp.	2,707,560
204,250		Occidental Petroleum Corp.	13,088,340
41,500	@, L	Transocean, Inc.	4,691,575
167,500		Valero Energy Corp.	11,252,650
			270,977,718
		Oil & Gas Services: 1.5%
399,754		Halliburton Co.	15,350,554
14,600	@, L	National Oilwell Varco, Inc.	2,109,700
205,500		Schlumberger Ltd.	21,577,500
45,300	@, L	Weatherford International Ltd.	3,043,254
			42,081,008
		Packaging & Containers: 0.3%
240,550	@	Pactiv Corp.	6,894,163
			6,894,163
		Pharmaceuticals: 4.8%
128,800		Abbott Laboratories	6,906,256
19,600	L	Allergan, Inc.	1,263,612
212,150		AmerisourceBergen Corp.	9,616,760
504,700		Bristol-Myers Squibb Co.	14,545,454
45,800		Cardinal Health, Inc.	2,863,874
116,700		Eli Lilly & Co.	6,643,731
153,550	@	Forest Laboratories, Inc.	5,725,880
152,800	@	Gilead Sciences, Inc.	6,244,936
37,000	@	Medco Health Solutions, Inc.	3,344,430
397,600		Merck & Co., Inc.	20,551,944
193,400		Mylan Laboratories	3,086,664
54,950		Pfizer, Inc.	1,342,429
1,390,250		Schering-Plough Corp.	43,973,608
184,400	@	Watson Pharmaceuticals, Inc.	5,974,560
			132,084,138
		Pipelines: 0.1%
52,600		Spectra Energy Corp.	1,287,648
46,600	L	Williams Cos., Inc.	1,587,196
			2,874,844
		Regional Malls: 0.1%
25,400	L	Simon Property Group, Inc.	2,540,000
			2,540,000
		Retail: 5.0%
31,900	@	Autozone, Inc.	3,704,866
104,600		Best Buy Co., Inc.	4,813,692
196,900	@, L	Big Lots, Inc.	5,875,496
240,400	L	Costco Wholesale Corp.	14,753,348
211,800		CVS Caremark Corp.	8,393,634
158,350	L	Family Dollar Stores, Inc.	4,205,776
394,000	L	Gap, Inc.	7,265,360
270,900	L	Home Depot, Inc.	8,787,996
115,900		JC Penney Co., Inc.	7,344,583
21,600	@	Kohl’s Corp.	1,238,328
163,500		Lowe’s Cos., Inc.	4,581,270
406,000		McDonald’s Corp.	22,114,820
129,700	L	RadioShack Corp.	2,679,602
72,000	@, L	Starbucks Corp.	1,886,400
107,800		Target Corp.	6,852,846
269,550		TJX Cos., Inc.	7,835,819
77,300		Walgreen Co.	3,651,652
374,900	L	Wal-Mart Stores, Inc.	16,364,385
158,900		Wendy’s International, Inc.	5,547,199
			137,897,072
		Savings & Loans: 1.0%
828,400	L	Hudson City Bancorp., Inc.	12,740,792
385,950	L	Washington Mutual, Inc.	13,627,895
			26,368,687

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 2.3%
146,500		Applied Materials, Inc.	$3,032,550
1,208,400		Intel Corp.	31,249,224
28,500	@	MEMC Electronic Materials, Inc.	1,677,510
143,600	L	National Semiconductor Corp.	3,894,432
177,350	@, L	Novellus Systems, Inc.	4,834,561
194,050	@	Nvidia Corp.	7,032,372
256,200	@, L	Teradyne, Inc.	3,535,560
180,100		Texas Instruments, Inc.	6,589,859
			61,846,068
		Software: 3.3%
79,500	@, L	Adobe Systems, Inc.	3,470,970
125,600	@	Autodesk, Inc.	6,276,232
185,200	@	BMC Software, Inc.	5,783,796
379,200	L	CA, Inc.	9,753,024
34,100	@	Citrix Systems, Inc.	1,374,912
185,100	@, L	Intuit, Inc.	5,608,530
1,476,900		Microsoft Corp.	43,509,474
198,000	@, L	Novell, Inc.	1,512,720
643,300	@	Oracle Corp.	13,927,445
			91,217,103
		Telecommunications: 6.0%
73,600		Alltel Corp.	5,128,448
1,169,956		AT&T, Inc.	49,500,838
87,300	@	Avaya, Inc.	1,480,608
64,600		CenturyTel, Inc.	2,985,812
1,438,800	@	Cisco Systems, Inc.	47,638,668
130,800	L	Citizens Communications Co.	1,873,056
297,300		Corning, Inc.	7,328,445
86,600	L	Embarq Corp.	4,814,960
106,900	@, L	Juniper Networks, Inc.	3,913,609
290,200		Qualcomm, Inc.	12,263,852
609,700	@, L	Qwest Communications International, Inc.	5,584,852
202,000		Sprint Nextel Corp.	3,838,000
425,100		Verizon Communications, Inc.	18,823,428
			165,174,576
		Toys/Games/Hobbies: 0.2%
253,100	L	Mattel, Inc.	5,937,726
			5,937,726
		Transportation: 0.3%
34,100	L	CH Robinson Worldwide, Inc.	1,851,289
43,200		CSX Corp.	1,845,936
50,900		Norfolk Southern Corp.	2,642,219
27,600	L	Union Pacific Corp.	3,120,456
			9,459,900
		Warehouse/Industrial: 0.2%
61,900	L	Prologis	4,107,065
			4,107,065
		Total Common Stock
		(Cost $ 2,512,520,151)	2,703,150,170
SHORT-TERM INVESTMENTS: 11.2%
		Mutual Fund: 1.0%
27,950,000	**	ING Institutional Prime Money Market Fund	27,950,000

		Total Mutual Fund
		(Cost $ 27,950,000)	27,950,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$2,878,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $2,879,175 to be received upon repurchase (Collateralized by $2,974,000 Federal Home Loan Mortgage Corporation, 4.500%, Market Value plus accrued interest $2,936,111, due 07/16/13)		$2,878,000
	Total Repurchase Agreement
	(Cost $ 2,878,000)		2,878,000
	Securities Lending Collateralcc: 10.1%
275,001,432	Bank of New York Mellon Corp. Institutional Cash Reserves		275,001,432
	Total Securities Lending Collateral
	(Cost $ 275,001,432)		275,001,432
	Total Short-Term Investments
	(Cost $ 305,829,432)		305,829,432
	Total Investments in Securities
	(Cost $ 2,818,349,583)	109.9%	$3,008,979,602
	Other Assets and Liabilities — Net	(9.9)	(272,031,830)
	Net Assets	100.0%	$2,736,947,772

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $2,833,902,595.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$245,108,449
		Gross Unrealized Depreciation	(70,031,442)
		Net Unrealized Appreciation	$175,077,007

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts

S&P 500	89	$34,222,725	12/20/07	$724,310

				$724,310

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Advertising: 0.1%
44,500	@, L	Catalina Marketing Corp.	$1,441,355
			1,441,355
		Aerospace/Defense: 0.4%
72,738		DRS Technologies, Inc.	4,009,319
9,000	@, L	Sequa Corp.	1,492,020
			5,501,339
		Agriculture: 0.2%
71,300		Universal Corp.	3,490,135
			3,490,135
		Airlines: 0.2%
107,000	@, L	Airtran Holdings, Inc.	1,052,880
32,400	@, L	Alaska Air Group, Inc.	748,116
91,700	@, L	JetBlue Airways Corp.	845,474
			2,646,470
		Apparel: 1.0%
213,000	@	Hanesbrands, Inc.	5,976,780
123,200		Phillips-Van Heusen	6,465,536
60,800	@, L	Warnaco Group, Inc.	2,375,456
			14,817,772
		Auto Manufacturers: 0.6%
142,900		Oshkosh Truck Corp.	8,855,513
			8,855,513
		Auto Parts & Equipment: 0.5%
42,200		BorgWarner, Inc.	3,862,566
97,600	@, L	Lear Corp.	3,132,960
			6,995,526
		Banks: 3.1%
294,500		Associated Banc-Corp.	8,726,035
56,226		Bank of Hawaii Corp.	2,971,544
148,077	L	Cathay General Bancorp.	4,769,560
494,698	L	Colonial BancGroup, Inc.	10,695,371
286,907	L	FirstMerit Corp.	5,669,282
65,200	L	Greater Bay Bancorp.	1,799,520
13,500	@, L	SVB Financial Group	639,360
35,100		TCF Financial Corp.	918,918
159,000		Webster Financial Corp.	6,697,080
101,200		Wilmington Trust Corp.	3,936,680
			46,823,350
		Beverages: 0.9%
68,100	@, L	Hansen Natural Corp.	3,859,908
300,098		PepsiAmericas, Inc.	9,735,179
			13,595,087
		Biotechnology: 1.5%
42,600	@, L	Affymetrix, Inc.	1,080,762
26,000	@, L	Charles River Laboratories International, Inc.	1,459,900
84,629	@	Invitrogen Corp.	6,916,728
616,800	@, L	Millennium Pharmaceuticals, Inc.	6,260,520
110,550	@, L	PDL BioPharma, Inc.	2,388,986
132,600	@, L	Vertex Pharmaceuticals, Inc.	5,093,166
			23,200,062
		Building Materials: 0.6%
60,900	L	Florida Rock Industries, Inc.	3,805,641
35,200	L	Martin Marietta Materials, Inc.	4,700,960
			8,506,601
		Chemicals: 3.4%
66,900		Airgas, Inc.	3,454,047
17,758	L	Albemarle Corp.	784,904
207,700	L	Cabot Corp.	7,379,581
19,100		Cytec Industries, Inc.	1,306,249
37,549	L	Ferro Corp.	750,229
47,400		FMC Corp.	2,465,748
126,829		Lubrizol Corp.	8,251,495
318,900	L	Lyondell Chemical Co.	14,781,015
50,200		Minerals Technologies, Inc.	3,363,400
348,460	L	Olin Corp.	7,798,535
54,400	L	Sensient Technologies Corp.	1,570,528
25,900		Valspar Corp.	704,739
			52,610,470
		Coal: 0.2%
114,400		Arch Coal, Inc.	3,859,856
			3,859,856
		Commercial Services: 4.9%
99,093	@	Alliance Data Systems Corp.	7,673,762
121,400	@	Career Education Corp.	3,397,986
113,600	@, W, L	ChoicePoint, Inc.	4,307,712
48,300	@	Corinthian Colleges, Inc.	768,453

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
44,476		Corporate Executive Board Co.	$3,301,898
30,700	L	Deluxe Corp.	1,130,988
108,500	L	DeVry, Inc.	4,015,585
153,000	@	Gartner, Inc.	3,742,380
56,748	@	ITT Educational Services, Inc.	6,905,664
36,085	L	Kelly Services, Inc.	714,844
146,742	@, L	Korn/Ferry International	2,422,710
153,116		Manpower, Inc.	9,853,015
311,722	@, L	MPS Group, Inc.	3,475,700
92,600	@	Navigant Consulting, Inc.	1,172,316
87,200		Pharmaceutical Product Development, Inc.	3,090,368
118,411	@, L	Quanta Services, Inc.	3,131,971
59,731		Rollins, Inc.	1,594,220
134,100		Sotheby’s	6,408,639
17,600	L	Strayer Education, Inc.	2,967,888
88,700	@, L	United Rentals, Inc.	2,853,479
174,600	@, L	Valassis Communications, Inc.	1,557,432
			74,487,010
		Computers: 3.5%
228,225	@, L	Cadence Design Systems, Inc.	5,064,313
188,000	@	Ceridian Corp.	6,531,120
29,900	L	Diebold, Inc.	1,358,058
120,500	@, L	DST Systems, Inc.	10,340,105
30,473	L	Imation Corp.	747,503
207,100		Jack Henry & Associates, Inc.	5,355,606
85,500	@, L	Palm, Inc.	1,391,085
194,038	@, L	SRA International, Inc.	5,448,587
276,085	@	Synopsys, Inc.	7,476,382
365,678	@, L	Western Digital Corp.	9,258,967
			52,971,726
		Cosmetics/Personal Care: 0.4%
247,700	L	Alberto-Culver Co.	6,140,483
			6,140,483
		Distribution/Wholesale: 1.3%
75,900	@	CDW Corp.	6,618,480
218,800	L	Fastenal Co.	9,935,708
145,731	@	Ingram Micro, Inc.	2,857,785
24,200	@	Tech Data Corp.	970,904
			20,382,877
		Diversified: 0.0%
26,800	L	Cousins Properties, Inc.	786,848
			786,848
		Diversified Financial Services: 2.4%
95,200		AG Edwards, Inc.	7,973,000
147,340	@, L	AmeriCredit Corp.	2,590,237
53,100	L	Eaton Vance Corp.	2,121,876
91,233	L	IndyMac Bancorp., Inc.	2,154,011
216,100		Jefferies Group, Inc.	6,014,063
102,600		Nuveen Investments, Inc.	6,355,044
247,331		Raymond James Financial, Inc.	8,124,823
34,700		Waddell & Reed Financial, Inc.	937,941
			36,270,995
		Electric: 4.8%
48,800		Alliant Energy Corp.	1,870,016
488,200	@	Aquila, Inc.	1,957,682
75,700		Black Hills Corp.	3,105,214
207,000		Energy East Corp.	5,599,350
454,753		MDU Resources Group, Inc.	12,660,324
414,508		Northeast Utilities	11,842,494
93,110		NSTAR	3,241,159
218,889		OGE Energy Corp.	7,245,226
353,378		Pepco Holdings, Inc.	9,569,476
151,742		Puget Energy, Inc.	3,713,127
20,900	W	SCANA Corp.	809,666
317,200		Sierra Pacific Resources	4,989,556
230,589	L	Westar Energy, Inc.	5,663,266
40,000		Wisconsin Energy Corp.	1,801,200
			74,067,756
		Electrical Components & Equipment: 0.8%
185,692	W	Ametek, Inc.	8,025,608
34,100	@, L	Energizer Holdings, Inc.	3,779,985
			11,805,593
		Electronics: 3.1%
231,374		Amphenol Corp.	9,199,430
65,700	@	Arrow Electronics, Inc.	2,793,564
210,900	@, L	Avnet, Inc.	8,406,474
289,800		Gentex Corp.	6,213,312
98,325		National Instruments Corp.	3,375,497
157,357	@	Thomas & Betts Corp.	9,227,414
78,668	@	Varian, Inc.	5,004,071
208,753	@	Vishay Intertechnology, Inc.	2,720,052
			46,939,814

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 1.8%
92,800	@	Dycom Industries, Inc.	$2,842,464
86,700		Granite Construction, Inc.	4,596,834
133,962	@, L	Jacobs Engineering Group, Inc.	10,124,848
249,200	@	KBR, Inc.	9,661,484
			27,225,630
		Entertainment: 0.4%
75,350	@, L	Macrovision Corp.	1,855,871
98,800	@, L	Scientific Games Corp.	3,714,880
			5,570,751
		Environmental Control: 0.5%
63,900	L	Mine Safety Appliances Co.	3,010,329
86,600	@	Stericycle, Inc.	4,950,056
			7,960,385
		Food: 0.8%
40,054		Hormel Foods Corp.	1,433,132
218,400	L	Ruddick Corp.	7,325,136
133,100	@, L	Smithfield Foods, Inc.	4,192,650
			12,950,918
		Forest Products & Paper: 0.3%
192,900	L	Bowater, Inc.	2,878,068
36,500		Louisiana-Pacific Corp.	619,405
27,700		Potlatch Corp.	1,247,331
			4,744,804
		Gas: 0.8%
78,700		Vectren Corp.	2,147,723
304,400		WGL Holdings, Inc.	10,316,116
			12,463,839
		Hand/Machine Tools: 0.2%
8,900		Kennametal, Inc.	747,422
26,000		Lincoln Electric Holdings, Inc.	2,017,860
			2,765,282
		Healthcare - Products: 5.5%
135,000	@, L	Advanced Medical Optics, Inc.	4,129,650
46,000	L	Beckman Coulter, Inc.	3,392,960
146,650	@, L	Cytyc Corp.	6,987,873
362,544		Densply International, Inc.	15,096,328
119,999	@, L	Edwards Lifesciences Corp.	5,917,151
89,076	@	Gen-Probe, Inc.	5,930,680
178,267	@	Henry Schein, Inc.	10,845,764
41,200		Hillenbrand Industries, Inc.	2,266,824
47,500	@, L	Intuitive Surgical, Inc.	10,925,000
60,000	@, L	Kyphon, Inc.	4,200,000
69,300	@, L	Resmed, Inc.	2,970,891
115,548	@, L	Techne Corp.	7,288,768
42,900	@, L	Ventana Medical Systems	3,685,539
			83,637,428
		Healthcare — Services: 2.0%
34,100	@, L	Apria Healthcare Group, Inc.	886,941
85,200	@, W	Covance, Inc.	6,637,080
160,200		Health Management Associates, Inc.	1,111,788
192,500	@	Health Net, Inc.	10,404,625
111,915	@	Lincare Holdings, Inc.	4,101,685
41,600	@, L	Psychiatric Solutions, Inc.	1,634,048
60,100	@, L	WellCare Health Plans, Inc.	6,336,343
			31,112,510
		Home Builders: 1.3%
119,300	@, L	Hovnanian Enterprises, Inc.	1,323,037
148,600	L	MDC Holdings, Inc.	6,083,684
9,100	@, L	NVR, Inc.	4,279,275
37,100	L	Ryland Group, Inc.	795,053
90,498	L	Thor Industries, Inc.	4,071,505
146,300	@, L	Toll Brothers, Inc.	2,924,537
			19,477,091
		Hotels: 0.7%
275,800	L	Hospitality Properties Trust	11,211,270
			11,211,270
		Household Products/Wares: 0.8%
216,789		American Greetings Corp.	5,723,230
67,650	L	Blyth, Inc.	1,383,443
22,000		Scotts Miracle-Gro Co.	940,500
137,957		Tupperware Corp.	4,344,266
			12,391,439
		Insurance: 6.3%
325,068	L	American Financial Group, Inc.	9,270,939
240,500		Arthur J Gallagher & Co.	6,967,285
246,659		Brown & Brown, Inc.	6,487,132
116,600	L	Commerce Group, Inc.	3,436,202
143,284	@@	Everest Re Group Ltd.	15,795,628
139,800		Fidelity National Title Group, Inc.	2,443,704
51,600		First American Corp.	1,889,592
125,457		Hanover Insurance Group, Inc.	5,543,945
271,896		HCC Insurance Holdings, Inc.	7,787,101
72,776		Horace Mann Educators Corp.	1,434,415

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
115,725		Mercury General Corp.	$6,241,049
182,717		Protective Life Corp.	7,754,509
37,983	L	Radian Group, Inc.	884,244
91,314		Stancorp Financial Group, Inc.	4,520,956
125,897		Unitrin, Inc.	6,243,232
341,930		WR Berkley Corp.	10,131,386
			96,831,319
		Internet: 1.5%
41,200	@	Avocent Corp.	1,199,744
111,400	@, L	Checkfree Corp.	5,184,556
48,300	@, L	Digital River, Inc.	2,161,425
24,300	@	F5 Networks, Inc.	903,717
248,800	@	McAfee, Inc.	8,675,656
75,100	@, L	NetFlix, Inc.	1,556,072
134,600	@, L	Valueclick, Inc.	3,023,116
			22,704,286
		Iron/Steel: 1.0%
23,450		Carpenter Technology Corp.	3,048,735
53,100	L	Cleveland-Cliffs, Inc.	4,671,207
77,100		Reliance Steel & Aluminum Co.	4,359,234
80,028		Steel Dynamics, Inc.	3,737,308
			15,816,484
		Leisure Time: 0.3%
141,700		Callaway Golf Co.	2,268,617
41,600	@, L	Life Time Fitness, Inc.	2,551,744
			4,820,361
		Lodging: 0.1%
32,500		Boyd Gaming Corp.	1,392,625
			1,392,625
		Machinery — Construction & Mining: 0.6%
170,100	L	Joy Global, Inc.	8,651,286
			8,651,286
		Machinery - Diversified: 1.6%
176,700	@, L	AGCO Corp.	8,971,059
44,100		Flowserve Corp.	3,359,538
23,300		Graco, Inc.	911,263
106,400		IDEX Corp.	3,871,896
108,414	L	Nordson Corp.	5,443,467
51,700	@, L	Zebra Technologies Corp.	1,886,533
			24,443,756
		Media: 0.4%
64,700		John Wiley & Sons, Inc.	2,906,971
3,555	L	Washington Post	2,853,954
			5,760,925
		Metal Fabricate/Hardware: 0.7%
263,000		Commercial Metals Co.	8,323,950
64,500		Timken Co.	2,396,175
32,600	L	Worthington Industries	768,056
			11,488,181
		Miscellaneous Manufacturing: 2.9%
202,864		Crane Co.	9,731,386
31,700		Donaldson Co., Inc.	1,323,792
55,800		Harsco Corp.	3,307,266
25,300		Matthews International Corp. - Class A	1,108,140
206,388	L	Pentair, Inc.	6,847,954
102,600		Roper Industries, Inc.	6,720,300
34,400		SPX Corp.	3,184,064
147,312		Teleflex, Inc.	11,478,551
31,400		Trinity Industries, Inc.	1,178,756
			44,880,209
		Office Furnishings: 0.6%
173,271		Herman Miller, Inc.	4,702,575
107,107	L	HNI, Corp.	3,855,852
			8,558,427
		Office Property: 0.1%
26,000		Mack-Cali Realty Corp.	1,068,600
			1,068,600
		Oil & Gas: 5.3%
43,700	@, L	Bill Barrett Corp.	1,722,217
91,300		Cimarex Energy Co.	3,400,925
90,900	@, L	Denbury Resources, Inc.	4,062,321
74,600	@, L	Forest Oil Corp.	3,210,784
183,000		Frontier Oil Corp.	7,620,120
302,476		Helmerich & Payne, Inc.	9,930,287
48,800	@, L	Newfield Exploration Co.	2,350,208
284,116	S	Noble Energy, Inc.	19,899,485
157,800	L	Patterson-UTI Energy, Inc.	3,561,546
104,300	@, L	Plains Exploration & Production Co.	4,612,146
75,900	L	Pogo Producing Co.	4,031,049
205,050	@, L	Pride International, Inc.	7,494,578
25,500	@, L	Quicksilver Resources, Inc.	1,199,775
181,900	@	Southwestern Energy Co.	7,612,515
			80,707,956

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 3.2%
179,700	@, L	Cameron International Corp.	$16,584,513
100,600	@, L	Exterran Holdings, Inc.	8,082,204
164,600	@	FMC Technologies, Inc.	9,490,836
238,500	@	Grant Prideco, Inc.	13,003,020
66,100	@, L	Superior Energy Services	2,342,584
			49,503,157
		Packaging & Containers: 0.7%
56,200		Packaging Corp. of America	1,633,734
312,834		Sonoco Products Co.	9,441,330
			11,075,064
		Pharmaceuticals: 2.4%
96,111	@, L	Cephalon, Inc.	7,021,870
223,200	@	Endo Pharmaceuticals Holdings, Inc.	6,921,432
143,400		Medicis Pharmaceutical Corp.	4,375,134
112,100	@	NBTY, Inc.	4,551,260
116,069		Omnicare, Inc.	3,845,366
170,500	@, L	Sepracor, Inc.	4,688,750
44,400	@, L	Valeant Pharmaceuticals International	687,312
122,295	@, L	VCA Antech, Inc.	5,105,816
			37,196,940
		Pipelines: 1.6%
91,900		Equitable Resources, Inc.	4,766,853
152,400	L	National Fuel Gas Co.	7,133,844
275,150		Oneok, Inc.	13,042,110
			24,942,807
		Real Estate: 0.3%
48,600	L	Jones Lang LaSalle, Inc.	4,994,136
			4,994,136
		Regional Malls: 0.6%
108,900		Macerich Co.	9,537,462
			9,537,462
		Retail: 5.7%
59,583	@, L	99 Cents Only Stores	611,917
37,600		Advance Auto Parts, Inc.	1,261,856
200,850	@, L	Aeropostale, Inc.	3,828,201
315,200		American Eagle Outfitters	8,292,912
59,144	@, L	AnnTaylor Stores Corp.	1,873,090
96,700	L	Applebees International, Inc.	2,405,896
21,400		Barnes & Noble, Inc.	754,564
22,900	@	BJ’s Wholesale Club, Inc.	759,364
82,900		Brinker International, Inc.	2,274,776
218,800	@, L	Carmax, Inc.	4,448,204
20,427		CBRL Group, Inc.	833,422
26,800	@, L	Cheesecake Factory	628,996
188,600	@	Chico’s FAS, Inc.	2,649,830
37,400	@, L	Coldwater Creek, Inc.	406,164
48,000	@	Copart, Inc.	1,650,720
73,560	@, L	Dick’s Sporting Goods, Inc.	4,939,554
200,532	@	Dollar Tree Stores, Inc.	8,129,567
44,900		Foot Locker, Inc.	688,317
224,300	@	GameStop Corp.	12,639,305
123,700		MSC Industrial Direct Co.	6,257,983
76,300	@, L	O’Reilly Automotive, Inc.	2,549,183
117,450		Petsmart, Inc.	3,746,655
182,150		Regis Corp.	5,812,407
146,108	L	Ross Stores, Inc.	3,746,209
98,600	@, L	Saks, Inc.	1,690,990
89,700	@	Urban Outfitters, Inc.	1,955,460
56,600	L	Williams-Sonoma, Inc.	1,846,292
			86,681,834
		Savings & Loans: 1.1%
233,900		Astoria Financial Corp.	6,205,367
185,774		First Niagara Financial Group, Inc.	2,628,702
326,700	L	New York Community Bancorp., Inc.	6,223,635
86,700		Washington Federal, Inc.	2,276,742
			17,334,446
		Semiconductors: 2.7%
71,800	@, L	Cree, Inc.	2,232,980
130,100	@	Cypress Semiconductor Corp.	3,800,221
246,500	@	Fairchild Semiconductor International, Inc.	4,604,620
48,360	@	Integrated Device Technology, Inc.	748,613
93,300	@, L	International Rectifier Corp.	3,077,967
228,100		Intersil Corp.	7,625,383
198,372	@, L	Lam Research Corp.	10,565,293
150,300	L	Micrel, Inc.	1,623,240
234,250	@, L	Semtech Corp.	4,797,440
46,700	@	Silicon Laboratories, Inc.	1,950,192
			41,025,949
		Shopping Centers: 0.3%
59,800	L	Regency Centers Corp.	4,589,650
			4,589,650

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Software: 2.4%
299,500	@	Activision, Inc.	$6,466,205
92,550	L	Acxiom Corp.	1,831,565
16,500	@, L	Advent Software, Inc.	775,005
289,200		Broadridge Financial Solutions ADR	5,480,340
74,200	@	Cerner Corp.	4,437,902
59,425	@, L	CSG Systems International	1,262,781
43,309		Dun & Bradstreet Corp.	4,270,700
37,000	L	Fair Isaac Corp.	1,336,070
48,900		Global Payments, Inc.	2,162,358
80,600		MoneyGram International, Inc.	1,820,754
270,842	@, L	Sybase, Inc.	6,264,575
			36,108,255
		Telecommunications: 3.4%
467,789	@, L	3Com Corp.	2,310,878
153,500	@	ADC Telecommunications, Inc.	3,010,135
36,800		Adtran, Inc.	847,504
201,700	@, L	Andrew Corp.	2,793,545
819,086	@	Cincinnati Bell, Inc.	4,046,285
62,094	@, L	CommScope, Inc.	3,119,603
219,273		Harris Corp.	12,671,787
151,200	@	NeuStar, Inc.	5,184,648
27,800		Plantronics, Inc.	793,690
73,900	@, L	Polycom, Inc.	1,984,954
499,600	@, L	RF Micro Devices, Inc.	3,362,308
176,460		Telephone & Data Systems, Inc.	11,778,705
			51,904,042
		Textiles: 0.7%
128,732	@, L	Mohawk Industries, Inc.	10,465,912
			10,465,912
		Transportation: 2.7%
23,000		Alexander & Baldwin, Inc.	1,152,990
144,853		Con-way, Inc.	6,663,238
322,800	L	Expeditors International Washington, Inc.	15,268,440
30,400		JB Hunt Transport Services, Inc.	799,520
58,300		Overseas Shipholding Group	4,479,189
156,700	L	Tidewater, Inc.	9,847,028
97,800	@, L	YRC Worldwide, Inc.	2,671,896
			40,882,301
		Trucking & Leasing: 0.1%
25,000		GATX Corp.	1,068,750
			1,068,750
		Warehouse/Industrial: 0.2%
42,500		AMB Property Corp.	2,541,925
			2,541,925
		Water: 0.1%
93,300	L	Aqua America, Inc.	2,116,044
			2,116,044
		Total Common Stock
		(Cost $ 1,431,073,939)	1,506,801,074
SHORT-TERM INVESTMENTS: 14.4%
		Mutual Fund: 1.1%
16,800,000	**	ING Institutional Prime Money Market Fund	16,800,000
		Total Mutual Fund
		(Cost $ 16,800,000 )	16,800,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$1,752,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $1,752,715 to be received upon repurchase (Collateralized by $1,795,000 Federal National Mortgage Association, Discount Note, Market Value $1,788,718, due 10/26/07)		$1,752,000
	Total Repurchase Agreement
	(Cost $ 1,752,000 )		1,752,000
	Securities Lending Collateralcc: 13.2%
201,236,319	Bank of New York Mellon Corp. Institutional Cash Reserves		201,236,319
	Total Securities Lending Collateral
	(Cost $ 201,236,319)		201,236,319
	Total Short-Term Investments
	(Cost $ 219,788,319 )		219,788,319
	Total Investments in Securities
	(Cost $ 1,650,862,258)	113.0%	$1,726,589,393
	Other Assets and Liabilities — Net	(13.0)	(197,963,348)
	Net Assets	100.0%	$1,528,626,045

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $1,656,029,753.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$ 136,790,914
	Gross Unrealized Depreciation	(66,231,274)
	Net Unrealized Appreciation	$ 70,559,640

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts

MidCap 400	43	$19,205,950	12/20/07	$431,710

				$431,710

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Advertising: 0.2%
48,708	@, L	inVentiv Health, Inc.	$ 2,134,385
			2,134,385
		Aerospace/Defense: 1.5%
41,400	@, L	AAR Corp.	1,256,076
62,050		Curtiss-Wright Corp.	2,947,375
35,900	@	Esterline Technologies Corp.	2,048,095
55,300	@, L	Gencorp, Inc.	661,388
21,200		Kaman Corp.	732,672
44,000	@	Moog, Inc.	1,933,360
49,200	@	Teledyne Technologies, Inc.	2,626,788
18,700		Triumph Group, Inc.	1,527,977
			13,733,731
		Agriculture: 0.1%
190,900	@	Alliance One International, Inc.	1,248,486
			1,248,486
		Airlines: 0.4%
74,800	@, L	Frontier Airlines Holdings, Inc.	463,012
71,900	@, L	Mesa Air Group, Inc.	319,236
120,455		Skywest, Inc.	3,031,852
			3,814,100
		Apartments: 0.6%
35,385		Essex Property Trust, Inc.	4,160,214
17,400		Mid-America Apartment Communities, Inc.	867,390
			5,027,604
		Apparel: 3.0%
129,960	@, L	CROCS, Inc.	8,739,810
23,200	@, L	Deckers Outdoor Corp.	2,547,360
56,629	@, L	Gymboree Corp.	1,995,606
114,500	@, L	Iconix Brand Group, Inc.	2,723,955
39,625	L	Kellwood Co.	675,606
39,036		K-Swiss, Inc.	894,315
26,500	@, L	Maidenform Brands, Inc.	420,820
15,875		Oxford Industries, Inc.	573,405
209,100	@, L	Quiksilver, Inc.	2,990,130
49,600	@	Skechers USA, Inc.	1,096,160
28,700	@, L	Volcom, Inc.	1,220,324
120,938		Wolverine World Wide, Inc.	3,313,701
			27,191,192
		Auto Manufacturers: 0.0%
37,700		Wabash National Corp.	425,633
			425,633
		Auto Parts & Equipment: 0.3%
25,000	@	Keystone Automotive Industries, Inc.	1,194,000
45,800	L	Standard Motor Products, Inc.	430,520
38,200		Superior Industries International	828,558
			2,453,078
		Banks: 6.1%
26,100		Alabama National Bancorp.	2,033,712
26,200	L	Boston Private Financial Holdings, Inc.	729,408
32,800	L	Cascade Bancorp.	730,128
47,205		Central Pacific Financial Corp.	1,378,386
46,900	L	Chittenden Corp.	1,649,004
108,700	L	Corus Bankshares, Inc.	1,415,274
129,476	L	East-West Bancorp., Inc.	4,655,957
104,570	@@, L	First Bancorp.	993,415
32,800	L	First Financial Bancorp.	419,184
20,135		First Indiana Corp.	630,628
111,487		First Midwest Bancorp., Inc.	3,808,396
124,542	L	Fremont General Corp.	485,714
123,400	L	Frontier Financial Corp.	2,878,922
20,100	L	Glacier Bancorp., Inc.	452,652
153,868		Hanmi Financial Corp.	2,383,415
136,820		Independent Bank Corp.	1,511,861
62,864		Irwin Financial Corp.	692,761
40,271		Nara Bancorp., Inc.	629,033
31,200	L	PrivateBancorp, Inc.	1,087,008
44,200		Prosperity Bancshares, Inc.	1,465,672
104,983		Provident Bankshares Corp.	3,289,117
28,800	@	Signature Bank	1,014,624
56,200		South Financial Group, Inc.	1,277,988
42,100		Sterling Bancshares, Inc.	480,361
35,600		Sterling Financial Corp.	957,996
78,923	L	Susquehanna Bancshares, Inc.	1,586,352
205,539		UCBH Holdings, Inc.	3,592,822
112,900		Umpqua Holdings Corp.	2,259,129
144,281		United Bankshares, Inc.	4,391,914

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Banks (continued)
26,300	L	United Community Banks, Inc.	$ 644,876
162,965		Whitney Holding Corp.	4,299,017
67,200		Wilshire Bancorp., Inc.	737,184
22,000	L	Wintrust Financial Corp.	939,180
			55,501,090
		Biotechnology: 1.0%
62,725	@, L	Arqule, Inc.	447,229
65,200	@	CryoLife, Inc.	616,140
75,800	@, L	Enzo Biochem, Inc.	860,330
20,200	@, L	Integra LifeSciences Holdings Corp.	981,316
47,400	@, L	Lifecell Corp.	1,780,818
46,600	@, L	Martek Biosciences Corp.	1,352,798
116,250	@, L	Regeneron Pharmaceuticals, Inc.	2,069,250
81,686	@, L	Savient Pharmaceuticals, Inc.	1,188,531
			9,296,412
		Building Materials: 1.8%
53,900		Apogee Enterprises, Inc.	1,398,166
47,500	@, L	Drew Industries, Inc.	1,932,300
28,356		Gibraltar Industries, Inc.	524,586
120,492		Lennox International, Inc.	4,072,630
34,500	@, L	NCI Building Systems, Inc.	1,490,745
71,900		Simpson Manufacturing Co., Inc.	2,290,015
40,600	L	Texas Industries, Inc.	3,187,100
47,592	L	Universal Forest Products, Inc.	1,423,001
			16,318,543
		Chemicals: 1.2%
24,700	L	Arch Chemicals, Inc.	1,157,936
46,200	L	Georgia Gulf Corp.	642,180
123,196		HB Fuller Co.	3,656,457
39,600	@	OM Group, Inc.	2,091,276
14,548		Penford Corp.	548,460
177,913	@, L	PolyOne Corp.	1,329,010
19,100		Quaker Chemical Corp.	449,232
20,900		Schulman A, Inc.	412,357
90,500	L	Tronox, Inc.	817,215
			11,104,123
		Coal: 0.4%
154,000		Massey Energy Co.	3,360,280
			3,360,280
		Commercial Services: 4.0%
49,900	L	Aaron Rents, Inc.	1,112,770
65,975		ABM Industries, Inc.	1,318,181
41,420		Administaff, Inc.	1,503,546
41,100	@	AMN Healthcare Services, Inc.	769,803
64,850	L	Arbitron, Inc.	2,940,299
13,200	@, L	Bankrate, Inc.	608,784
56,000	L	Bowne & Co., Inc.	932,960
39,200	@	Bright Horizons Family Solutions, Inc.	1,679,328
43,094		Chemed Corp.	2,678,723
33,774	@	Coinstar, Inc.	1,086,510
9,116	@, L	Consolidated Graphics, Inc.	572,394
16,270		CPI Corp.	626,720
25,400	@	Cross Country Healthcare, Inc.	443,738
66,400	L	Healthcare Services Group	1,345,928
29,122	@, L	Heidrick & Struggles International, Inc.	1,061,497
13,221	@, L	Kendle International, Inc.	549,068
96,970	@, L	Labor Ready, Inc.	1,794,915
87,352	@, L	Live Nation, Inc.	1,856,230
38,900		MAXIMUS, Inc.	1,695,262
39,900	@, L	Midas, Inc.	752,913
38,900	@, L	On Assignment, Inc.	363,326
38,500	@, L	Parexel International Corp.	1,588,895
18,300	@, L	Pharmanet Development Group	531,249
31,396	@, L	Pre-Paid Legal Services, Inc.	1,741,222
166,524	@, L	Spherion Corp.	1,375,488
18,268	@, L	Universal Technical Institute, Inc.	328,824
25,525	W	Viad Corp.	918,900
42,950	@	Volt Information Sciences, Inc.	757,638
77,476		Watson Wyatt Worldwide, Inc.	3,481,771
			36,416,882
		Computers: 2.4%
17,200	@	Ansoft Corp.	567,256
61,524	@, L	CACI International, Inc.	3,143,261
162,834	@	Ciber, Inc.	1,271,734
47,840	L	Factset Research Systems, Inc.	3,279,432
29,700	@, L	Hutchinson Technology, Inc.	730,620
45,751	@, L	Manhattan Associates, Inc.	1,254,035
57,400	@	Mercury Computer Systems, Inc.	590,072
72,094	@, L	Micros Systems, Inc.	4,691,157
10,600		MTS Systems Corp.	440,960
32,000	@	Radiant Systems, Inc.	506,560
57,010	@, L	Radisys Corp.	709,775
14,200	@	SI International, Inc.	405,694

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Computers (continued)
40,300	@, L	Stratasys, Inc.	$ 1,110,668
59,400	@	SYKES Enterprises, Inc.	986,634
37,800	@	Synaptics, Inc.	1,805,328
			21,493,186
		Cosmetics/Personal Care: 0.2%
29,500	@, L	Chattem, Inc.	2,080,340
			2,080,340
		Distribution/Wholesale: 1.3%
84,700	@	Brightpoint, Inc.	1,271,347
71,545	L	Building Materials Holding Corp.	756,946
92,200	@	LKQ Corp.	3,209,482
39,700		Owens & Minor, Inc.	1,512,173
49,000	L	Pool Corp.	1,224,020
24,200	@	Scansource, Inc.	680,262
21,600	@, L	United Stationers, Inc.	1,199,232
41,900		Watsco, Inc.	1,945,417
			11,798,879
		Diversified: 0.7%
88,000	L	Colonial Properties Trust	3,018,400
23,000		Entertainment Properties Trust	1,168,400
51,800		Lexington Corporate Properties Trust	1,036,518
23,600		PS Business Parks, Inc.	1,341,660
			6,564,978
		Diversified Financial Services: 1.3%
98,975		Financial Federal Corp.	2,772,290
82,521	@, L	Investment Technology Group, Inc.	3,546,753
179,885	@, L	LaBranche & Co., Inc.	841,862
43,039	@, L	Piper Jaffray Cos.	2,306,890
18,700	@, L	Portfolio Recovery Associates, Inc.	992,409
40,095	L	SWS Group, Inc.	709,281
34,400	@, L	TradeStation Group, Inc.	401,448
11,003	@, L	World Acceptance, Corp.	363,979
			11,934,912
		Electric: 0.7%
27,339		Allete, Inc.	1,223,694
39,400	L	Avista Corp.	801,790
15,510	L	Central Vermont Public Service Corp.	566,735
26,400	L	Cleco Corp.	667,128
91,132	@	El Paso Electric Co.	2,107,883
19,100		UIL Holdings Corp.	601,650
23,700		Unisource Energy Corp.	708,393
			6,677,273
		Electrical Components & Equipment: 0.9%
56,000	@, L	Advanced Energy Industries, Inc.	845,600
68,400	L	Belden Cdt, Inc.	3,208,644
43,478	@, L	Greatbatch, Inc.	1,156,080
46,506	@, L	Littelfuse, Inc.	1,659,799
79,700	@	Magnetek, Inc.	382,560
45,584		Vicor Corp.	552,478
			7,805,161
		Electronics: 6.2%
17,000		Analogic Corp.	1,083,920
13,716		Bel Fuse, Inc.	475,397
121,000	@, L	Benchmark Electronics, Inc.	2,888,270
79,900		Brady Corp.	2,866,812
80,240	@	Checkpoint Systems, Inc.	2,117,534
64,875	@, L	Coherent, Inc.	2,081,190
116,775		CTS Corp.	1,506,398
42,373		Cubic Corp.	1,786,869
47,257	@, L	Cymer, Inc.	1,814,196
46,100	L	Daktronics, Inc.	1,254,842
29,211	@, L	Dionex Corp.	2,321,106
20,600	@, L	Electro Scientific Industries, Inc.	493,576
34,100	@, L	Faro Technologies, Inc.	1,505,515
50,900	@, L	FEI Co.	1,599,787
104,400	@, L	Flir Systems, Inc.	5,782,716
48,208	@, L	Itron, Inc.	4,486,719
30,550		Keithley Instruments, Inc.	323,830
23,500	@	LoJack Corp.	445,560
96,943		Methode Electronics, Inc.	1,458,992
30,800	@, L	Newport Corp.	469,084
28,000		Park Electrochemical Corp.	940,240
58,900	@	Photon Dynamics, Inc.	533,045
51,595	@	Planar Systems, Inc.	346,202
59,800	@, L	Plexus Corp.	1,638,520
31,000	@, L	Rogers Corp.	1,276,890
40,200	@, L	Sonic Solutions, Inc.	420,894
63,800		Technitrol, Inc.	1,719,410
181,916	@	Trimble Navigation Ltd.	7,132,926
91,400	@	TTM Technologies, Inc.	1,057,498
41,300	L	Watts Water Technologies, Inc.	1,267,910
44,431		Woodward Governor Co.	2,772,494
59,800	L	X-Rite, Inc.	863,512
			56,731,854

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Energy — Alternate Sources: 0.1%
86,913	@, L	Headwaters, Inc.	$ 1,293,265
			1,293,265
		Engineering & Construction: 1.9%
133,142	@	EMCOR Group, Inc.	4,175,333
22,600	@, L	Insituform Technologies, Inc.	344,198
122,900	@	Shaw Group, Inc.	7,140,490
94,258	@	URS Corp.	5,320,864
			16,980,885
		Entertainment: 0.4%
81,949	@, L	Pinnacle Entertainment, Inc.	2,231,471
78,100	@, L	Shuffle Master, Inc.	1,167,595
			3,399,066
		Environmental Control: 0.7%
72,400	@, L	Tetra Tech, Inc.	1,529,088
138,225	@, L	Waste Connections, Inc.	4,390,026
			5,919,114
		Food: 2.4%
128,217		Corn Products International, Inc.	5,881,314
91,059		Flowers Foods, Inc.	1,985,086
23,300	@, L	Great Atlantic & Pacific Tea Co.	709,718
63,888	@, L	Hain Celestial Group, Inc.	2,052,721
37,100		Lance, Inc.	854,042
27,900	L	Nash Finch Co.	1,111,257
33,600	@	Performance Food Group Co.	1,012,368
50,200	@, L	Ralcorp Holdings, Inc.	2,802,164
35,800		Sanderson Farms, Inc.	1,491,786
32,800		Spartan Stores, Inc.	738,984
68,524	@, L	TreeHouse Foods, Inc.	1,853,574
57,100	@, L	United Natural Foods, Inc.	1,554,262
			22,047,276
		Forest Products & Paper: 0.8%
121,147	@, L	Buckeye Technologies, Inc.	1,834,166
7,300		Deltic Timber Corp.	415,516
42,500	L	Neenah Paper, Inc.	1,406,325
89,875		Rock-Tenn Co.	2,597,388
21,223		Schweitzer-Mauduit International, Inc.	494,496
86,273		Wausau Paper Corp.	961,944
			7,709,835
		Gas: 3.8%
47,691		Atmos Energy Corp.	1,350,609
159,983	S	Energen Corp.	9,138,229
45,700		New Jersey Resources Corp.	2,266,263
105,141	L	Northwest Natural Gas Co.	4,804,944
135,900	L	Piedmont Natural Gas Co.	3,409,731
12,900		South Jersey Industries, Inc.	448,920
189,600		Southern Union Co.	5,898,456
72,860	L	Southwest Gas Corp.	2,061,209
213,779		UGI Corp.	5,553,978
			34,932,339
		Hand/Machine Tools: 0.4%
62,200		Baldor Electric Co.	2,484,890
28,900		Regal-Beloit Corp.	1,384,021
			3,868,911
		Health Care: 0.6%
84,800	L	LTC Properties, Inc.	2,007,216
77,100	L	Medical Properties Trust, Inc.	1,026,972
106,900		Senior Housing Properties Trust	2,358,214
			5,392,402
		Healthcare — Products: 5.2%
86,200	@, L	American Medical Systems Holdings, Inc.	1,461,090
38,100	@	Arthrocare Corp.	2,129,409
53,400	@, L	Biolase Technology, Inc.	365,256
15,100	@	Conmed Corp.	422,649
66,000	L	Cooper Cos., Inc.	3,459,720
28,200	@, L	Cyberonics	393,108
36,700	@	DJO, Inc.	1,801,970
47,150	@	Haemonetics Corp.	2,330,153
83,582	@, L	Hologic, Inc.	5,098,502
34,425	@, L	ICU Medical, Inc.	1,333,969
46,234	@, L	Idexx Laboratories, Inc.	5,066,784
93,435	@	Immucor, Inc.	3,340,301
27,000		Invacare Corp.	631,260
15,400	@	Kensey Nash Corp.	402,094
34,615	L	LCA-Vision, Inc.	1,017,335
75,200	L	Mentor Corp.	3,462,960
39,800	L	Meridian Bioscience, Inc.	1,206,736
57,132	@	Osteotech, Inc.	429,633
25,900	@, L	Palomar Medical Technologies, Inc.	737,891
35,100	L	PolyMedica Corp.	1,843,452
34,050	@	Possis Medical, Inc.	461,378
131,400	@, L	PSS World Medical, Inc.	2,513,682

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
111,217	@	Respironics, Inc.	$5,341,753
34,150	@, L	SurModics, Inc.	1,673,692
30,900	@	Symmetry Medical, Inc.	516,030
			47,440,807
		Healthcare — Services: 2.7%
30,401	@, L	Amedisys, Inc.	1,168,006
91,125	@, L	AMERIGROUP Corp.	3,141,990
48,375	@, L	Amsurg Corp.	1,116,011
81,606	@	Centene Corp.	1,755,345
43,944	@, L	Gentiva Health Services, Inc.	844,164
60,900	@, L	Healthways, Inc.	3,286,773
28,300	@, L	Matria Healthcare, Inc.	740,328
16,800	@	Medcath Corp.	461,328
37,400	@	Odyssey HealthCare, Inc.	359,414
81,743	@	Pediatrix Medical Group, Inc.	5,347,627
22,600	@	Res-Care, Inc.	516,184
83,700	@, L	Sierra Health Services, Inc.	3,531,303
52,679	@, L	Sunrise Senior Living, Inc.	1,863,256
			24,131,729
		Home Builders: 0.8%
155,260	@, L	Champion Enterprises, Inc.	1,704,755
69,300	@, L	Fleetwood Enterprises, Inc.	592,515
95,500		M/I Homes, Inc.	1,326,495
62,000	@, L	Meritage Homes Corp.	875,440
28,300		Skyline Corp.	851,264
118,200	L	Standard-Pacific Corp.	648,918
66,050	L	Winnebago Industries	1,577,274
			7,576,661
		Home Furnishings: 0.4%
28,404	@, L	Audiovox Corp.	292,277
67,719		Ethan Allen Interiors, Inc.	2,213,734
44,200	L	La-Z-Boy, Inc.	326,196
13,100	@, L	Universal Electronics, Inc.	425,750
			3,257,957
		Household Products/Wares: 0.7%
93,300	@, L	Central Garden and Pet Co.	837,834
78,100	@, L	Fossil, Inc.	2,917,816
86,928	@	Playtex Products, Inc.	1,589,044
158,097	@, L	Spectrum Brands, Inc.	916,963
			6,261,657
		Housewares: 0.4%
57,710		Toro Co.	3,395,079
			3,395,079
		Insurance: 3.6%
107,035		Delphi Financial Group	4,326,355
51,825		Hilb Rogal & Hobbs Co.	2,245,577
10,790		Infinity Property & Casualty Corp.	433,974
39,525	L	Landamerica Financial Group, Inc.	1,540,685
109,385	@, L	Philadelphia Consolidated Holding Co.	4,521,976
64,221		Presidential Life Corp.	1,089,188
90,302	@, L	ProAssurance Corp.	4,864,569
48,551		RLI Corp.	2,753,813
37,570		Safety Insurance Group, Inc.	1,350,266
157,144		Selective Insurance Group	3,344,024
15,300	L	Stewart Information Services Corp.	524,331
16,900	L	Tower Group, Inc.	442,442
23,300	@	Triad Guaranty, Inc.	442,001
33,100		United Fire & Casualty Co.	1,293,879
75,585	L	Zenith National Insurance Corp.	3,393,011
			32,566,091
		Internet: 1.9%
43,100	@	Authorize.Net Holdings, Inc.	759,853
24,950	@, L	Blue Coat Systems, Inc.	1,965,062
31,600	@, L	Blue Nile, Inc.	2,974,192
38,900	@, L	Cybersource Corp.	454,741
72,299	@	Infospace, Inc.	1,269,570
74,850	@, L	j2 Global Communications, Inc.	2,449,841
42,900	@, L	Knot, Inc.	912,054
144,700	@	Napster, Inc.	473,169
58,765	@	PC-Tel, Inc.	446,026
53,400	@, L	Perficient, Inc.	1,167,858
113,821	@	Secure Computing Corp.	1,107,478
37,105	@, L	Stamps.com, Inc.	444,147
118,522		United Online, Inc.	1,779,015
70,820	@, L	Websense, Inc.	1,397,279
			17,600,285
		Iron/Steel: 0.2%
37,250	@	Material Sciences Corp.	395,595
41,300	L	Ryerson, Inc.	1,393,462
			1,789,057
		Leisure Time: 0.6%
45,200	L	Nautilus, Inc.	360,244
63,700	L	Polaris Industries, Inc.	2,778,594

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Leisure Time (continued)
70,300	@	WMS Industries, Inc.	$2,326,930
			5,465,768
		Lodging: 0.1%
20,800		Marcus Corp.	399,360
16,000	@, L	Monarch Casino & Resort, Inc.	455,200
			854,560
		Machinery — Construction & Mining: 0.2%
30,900	@	Astec Industries, Inc.	1,775,205
			1,775,205
		Machinery — Diversified: 2.5%
22,200		Albany International Corp.	832,278
79,622		Applied Industrial Technologies, Inc.	2,454,746
85,100	L	Briggs & Stratton Corp.	2,142,818
21,500		Cascade Corp.	1,401,155
80,200		Cognex Corp.	1,424,352
85,851	@	Gardner Denver, Inc.	3,348,189
32,900	@	Intevac, Inc.	500,080
19,800	L	Lindsay Manufacturing Co.	866,844
193,132		Manitowoc Co., Inc.	8,551,880
25,911	L	Robbins & Myers, Inc.	1,484,441
			23,006,783
		Media: 0.0%
118,200	@, W	Radio One, Inc.	440,886
			440,886
		Metal Fabricate/Hardware: 1.3%
36,175		AM Castle & Co.	1,179,305
37,300	L	Kaydon Corp.	1,939,227
8,541		Lawson Products	297,312
82,900		Mueller Industries, Inc.	2,996,006
68,581		Quanex Corp.	3,221,935
25,600		Valmont Industries, Inc.	2,172,160
			11,805,945
		Mining: 0.8%
24,000		Amcol International Corp.	794,160
36,100	@, L	Brush Engineered Materials, Inc.	1,873,229
37,300	@, L	Century Aluminum Co.	1,963,845
30,900	@	RTI International Metals, Inc.	2,449,134
			7,080,368
		Miscellaneous Manufacturing: 2.5%
87,805	L	Acuity Brands, Inc.	4,432,396
36,459	L	AO Smith Corp.	1,599,821
92,602	L	Aptargroup, Inc.	3,506,838
60,300		Barnes Group, Inc.	1,924,776
40,225	@, L	Ceradyne, Inc.	3,046,642
80,700		Clarcor, Inc.	2,760,747
48,844	@, L	EnPro Industries, Inc.	1,983,066
49,100	@	Lydall, Inc.	455,648
40,400		Myers Industries, Inc.	800,728
19,940	L	Standex International Corp.	412,359
57,700	@, L	Sturm Ruger & Co., Inc.	1,033,407
33,820		Tredegar Corp.	583,395
			22,539,823
		Office Furnishings: 0.1%
71,744		Interface, Inc.	1,294,979
			1,294,979
		Office Property: 0.2%
29,800		Kilroy Realty Corp.	1,806,774
			1,806,774
		Oil & Gas: 2.4%
56,600	@, L	Atwood Oceanics, Inc.	4,333,296
142,098		Cabot Oil & Gas Corp.	4,996,166
27,800		Penn Virginia Corp.	1,222,644
17,200	@	Petroleum Development Corp.	762,820
77,400	@	Pioneer Drilling Co.	942,732
100,600		St. Mary Land & Exploration Co.	3,588,402
40,000	@	Stone Energy Corp.	1,600,400
44,973	@	Swift Energy Co.	1,840,295
47,105	@	Unit Corp.	2,279,882
			21,566,637
		Oil & Gas Services: 3.5%
15,900	L	CARBO Ceramics, Inc.	806,607
44,744	@, L	Dril-Quip, Inc.	2,208,116
12,900		Gulf Island Fabrication, Inc.	495,231
145,113	@, L	Helix Energy Solutions Group, Inc.	6,161,498
50,700	@, L	Hornbeck Offshore Services, Inc.	1,860,690
24,733		Lufkin Industries, Inc.	1,360,810
49,600	@, L	Matrix Service Co.	1,039,120
27,100	@, L	NATCO Group, Inc.	1,402,425
103,200	@	Oceaneering International, Inc.	7,822,560
35,014	@, L	SEACOR Holdings, Inc.	3,329,831
88,000	@	Tetra Technologies, Inc.	1,860,320
51,475	@, L	W-H Energy Services, Inc.	3,796,281
			32,143,489

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 1.3%
42,600	L	Alpharma, Inc.	$909,936
25,075	@, L	Bradley Pharmaceuticals, Inc.	456,365
45,300	@, L	HealthExtras, Inc.	1,260,699
113,267	@, L	MGI Pharma, Inc.	3,146,557
40,257	@, L	Noven Pharmaceuticals, Inc.	641,294
29,200	@	PetMed Express, Inc.	409,092
42,400	@, L	PharMerica Corp.	632,608
61,860	@, L	Sciele Pharma, Inc.	1,609,597
80,300	@, L	Theragenics Corp.	360,547
25,950	@, L	USANA Health Sciences, Inc.	1,135,313
128,100	@, L	Viropharma, Inc.	1,140,090
			11,702,098
		Retail: 7.7%
25,500		Big 5 Sporting Goods Corp.	476,850
75,922		Brown Shoe Co., Inc.	1,472,887
61,700	@, L	Cabela’s, Inc.	1,459,205
27,300	@, L	California Pizza Kitchen, Inc.	479,661
68,838		Casey’s General Stores, Inc.	1,906,813
53,450		Cash America International, Inc.	2,009,720
69,716		Cato Corp.	1,424,995
61,510	@, L	CEC Entertainment, Inc.	1,652,774
38,900	@	Charlotte Russe Holding, Inc.	569,496
45,600	@, L	Childrens Place Retail Stores, Inc.	1,107,168
125,500	L	Christopher & Banks Corp.	1,521,060
76,300	L	CKE Restaurants, Inc.	1,236,823
73,690	@, L	Dress Barn, Inc.	1,253,467
152,500		Finish Line	661,850
20,700	@	First Cash Financial Services, Inc.	484,794
36,100		Fred’s, Inc.	380,133
33,500	@, L	Genesco, Inc.	1,545,355
12,500	L	Group 1 Automotive, Inc.	419,625
46,200	@, L	Guitar Center, Inc.	2,739,660
48,125	@, L	Hibbett Sporting Goods, Inc.	1,193,500
115,993	@, L	HOT Topic, Inc.	865,308
32,800	L	IHOP Corp.	2,077,224
74,564	@, L	Insight Enterprises, Inc.	1,924,497
59,846	@	Jack in the Box, Inc.	3,880,415
55,200	@, L	Jo-Ann Stores, Inc.	1,164,720
41,300	@, L	JOS A Bank Clothiers, Inc.	1,380,246
34,300	L	Longs Drug Stores Corp.	1,703,681
28,800	@	MarineMax, Inc.	419,328
99,227	L	Men’s Wearhouse, Inc.	5,012,948
15,200	L	Movado Group, Inc.	485,184
56,883	@, L	Panera Bread Co.	2,320,826
22,590	@	Papa John’s International, Inc.	552,100
66,400		PEP Boys-Manny Moe & Jack	931,592
67,010	@, L	PF Chang’s China Bistro, Inc.	1,983,496
47,150	@	Rare Hospitality International, Inc.	1,796,887
22,900	@, L	Red Robin Gourmet Burgers, Inc.	982,410
34,800	@, L	School Specialty, Inc.	1,205,124
77,689	@, L	Select Comfort Corp.	1,083,762
158,724	@, L	Sonic Corp.	3,714,142
36,900		Stage Stores, Inc.	672,687
43,400	L	Stein Mart, Inc.	330,274
82,400	@, L	Texas Roadhouse, Inc.	964,080
42,600	@, L	Tractor Supply Co.	1,963,434
115,800	L	Triarc Cos.	1,448,658
74,915	@, L	Tween Brands, Inc.	2,460,209
43,900	L	World Fuel Services Corp.	1,791,559
82,900	@, L	Zale Corp.	1,918,306
28,800	@, L	Zumiez, Inc.	1,277,856
			70,306,789
		Savings & Loans: 0.8%
214,600		BankAtlantic Bancorp., Inc.	1,860,582
134,910	L	Bankunited Financial Corp.	2,096,501
9,100	L	Downey Financial Corp.	525,980
50,292	@, L	FirstFed Financial Corp.	2,491,969
36,800	L	Flagstar Bancorp., Inc.	358,064
			7,333,096
		Semiconductors: 3.2%
117,317	@	Actel Corp.	1,258,811
100,300	@	AMIS Holdings, Inc.	973,913
31,000	@	ATMI, Inc.	922,250
86,000	@, L	Axcelis Technologies, Inc.	439,460
135,687	@	Brooks Automation, Inc.	1,932,183
25,600	@, L	Cabot Microelectronics Corp.	1,094,400
32,900		Cohu, Inc.	616,875
44,100	@, L	Diodes, Inc.	1,415,610
62,902	@, L	DSP Group, Inc.	995,739
81,834	@	Exar Corp.	1,068,752
137,200	@, L	Kulicke & Soffa Industries, Inc.	1,163,456
114,800	@, L	Microsemi Corp.	3,200,624

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
34,700	@	MKS Instruments, Inc.	$659,994
75,251	@	Pericom Semiconductor Corp.	881,942
50,800	@, L	Photronics, Inc.	579,628
294,770	@, L	Skyworks Solutions, Inc.	2,664,721
34,200	@	Standard Microsystems Corp.	1,313,964
13,100	@, L	Supertex, Inc.	522,428
27,600	@	Ultratech, Inc.	382,536
135,960	@	Varian Semiconductor Equipment Associates, Inc.	7,276,579
			29,363,865
		Shopping Centers: 0.2%
65,600		Inland Real Estate Corp.	1,016,144
29,100	L	Tanger Factory Outlet Centers, Inc.	1,181,169
			2,197,313
		Single Tenant: 0.2%
59,200		National Retail Properties, Inc.	1,443,296
			1,443,296
		Software: 3.4%
83,800	@, L	Allscripts Healthcare Solutions, Inc.	2,265,114
121,338	@	Ansys, Inc.	4,146,119
55,100	@, L	Avid Technology, Inc.	1,492,108
66,800		Blackbaud, Inc.	1,686,032
173,657	@	Captaris, Inc.	918,646
55,800	@, L	Concur Technologies, Inc.	1,758,816
60,000	@, L	Digi International, Inc.	854,400
33,900	@	Epicor Software Corp.	466,803
151,900	@, L	Informatica Corp.	2,384,830
48,718	@	JDA Software Group, Inc.	1,006,514
37,278	@	Mantech International Corp.	1,341,262
61,600	@	Omnicell, Inc.	1,758,064
77,500	@	Phase Forward, Inc.	1,550,775
41,000	@	Phoenix Technologies Ltd.	439,110
72,969	@	Progress Software Corp.	2,210,961
11,100	L	Quality Systems, Inc.	406,593
46,600	@, L	Smith Micro Software, Inc.	748,396
38,671	@	SPSS, Inc.	1,590,925
94,000	@, L	Take-Two Interactive Software, Inc.	1,605,520
74,600	@, L	THQ, Inc.	1,863,508
53,700	@, L	Tyler Technologies, Inc.	716,895
			31,211,391
		Storage: 0.1%
13,100		Sovran Self Storage, Inc.	600,504
			600,504
		Storage/Warehousing: 0.1%
26,100	@, L	Mobile Mini, Inc.	630,576
			630,576
		Telecommunications: 2.0%
136,200	@	Adaptec, Inc.	520,284
49,400	@, L	Anixter International, Inc.	4,073,030
189,400	@, L	Arris Group, Inc.	2,339,090
12,491		Black Box Corp.	534,115
64,825	@	C-COR, Inc.	744,839
42,500	@, L	Comtech Telecommunications	2,273,325
93,655	@, L	Ditech Networks, Inc.	493,562
37,592	@	General Communication, Inc.	456,367
98,419	@, L	Harmonic, Inc.	1,044,226
58,700	@, L	Netgear, Inc.	1,785,654
48,275	@	Network Equipment Technologies, Inc.	699,988
71,100	@, L	Novatel Wireless, Inc.	1,610,415
131,900	@, L	Symmetricom, Inc.	619,930
39,843	@	Tollgrade Communications, Inc.	403,211
12,600	@	Viasat, Inc.	388,458
			17,986,494
		Textiles: 0.2%
32,726		G&K Services, Inc.	1,315,585
22,300		Unifirst Corp.	835,358
			2,150,943
		Toys/Games/Hobbies: 0.2%
48,742	@, L	Jakks Pacific, Inc.	1,301,899
14,700	@, L	RC2 Corp.	407,043
			1,708,942
		Transportation: 2.1%
22,600	L	Arkansas Best Corp.	738,116
20,400	@, L	Bristow Group, Inc.	891,684
39,600		Forward Air Corp.	1,179,288
109,946	L	Heartland Express, Inc.	1,570,029
73,422	@	HUB Group, Inc.	2,204,863
95,700	@, L	Kansas City Southern	3,078,669
64,300	@	Kirby Corp.	2,838,202
54,500	L	Knight Transportation, Inc.	937,945
92,500		Landstar System, Inc.	3,882,225
64,970	@, L	Old Dominion Freight Line	1,557,331
			18,878,352

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Warehouse/Industrial: 0.1%
10,000		EastGroup Properties, Inc.	$452,600
			452,600
		Water: 0.1%
13,900	L	American States Water Co.	542,100
			542,100
		Total Common Stock
		(Cost $ 870,245,973)	884,964,114
SHORT-TERM INVESTMENTS: 27.9%
		Mutual Fund: 2.4%
22,000,000	**, S	ING Institutional Prime Money Market Fund	22,000,000

		Total Mutual Fund
		(Cost $ 22,000,000)	22,000,000

Principal Amount			Value
	Repurchase Agreement: 0.2%
$ 1,175,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $1,175,480 to be received upon repurchase (Collateralized by $1,211,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $1,198,951, due 03/10/15)		$1,175,000

	Total Repurchase Agreement
	(Cost $ 1,175,000)		1,175,000

	Securities Lending Collateralcc: 25.3%
230,429,717	Bank of New York Mellon Corp. Institutional Cash Reserves		230,429,717

	Total Securities Lending Collateral
	(Cost $ 230,429,717)		230,429,717

	Total Short-Term Investments
	(Cost $ 253,604,717)		253,604,717

	Total Investments in Securities
	(Cost $ 1,123,850,690)	125.1%	$1,138,568,831
	Other Assets and Liabilities — Net	(25.1)	(228,682,107)
	Net Assets	100.0%	$909,886,724

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $1,130,169,621.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$68,365,936
	Gross Unrealized Depreciation	(59,966,726)
	Net Unrealized Appreciation	$8,399,210

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)

Long Contracts

Russell 2000	63	$25,615,800	12/20/07	$535,750

				$535,750

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.9%
		Australia: 4.9%
50,013		BHP Billiton Ltd.	$1,952,918
66,989		Brambles Ltd.	875,404
33,600		National Australia Bank Ltd.	1,180,293
			4,008,615
		Belgium: 2.2%
35,882		Fortis	1,057,947
8,731		Omega Pharma SA	765,128
			1,823,075
		Brazil: 1.9%
10,600	L	Petroleo Brasileiro SA ADR	800,300
5,500		Uniao de Bancos Brasileiros SA GDR	723,525
			1,523,825
		China: 1.1%
633,000		China Yurun Food Group Ltd.	909,416
			909,416
		Egypt: 0.7%
8,700		Orascom Telecom GDR	567,544
			567,544
		France: 10.0%
76,709		Alcatel SA	782,642
7,542		LVMH Moet Hennessy Louis Vuitton SA	902,831
9,875		Schneider Electric SA	1,246,892
6,395		Societe Generale	1,076,019
19,100		Total SA	1,547,729
14,238	L	Veolia Environnement	1,224,218
31,297		Vivendi	1,322,483
			8,102,814
		Germany: 8.3%
8,616		Deutsche Bank AG	1,106,592
21,000		Fresenius Medical Care AG & Co. KGaA	1,115,598
15,900		Henkel KGaA - Vorzug	815,912
11,300		RWE AG	1,417,189
17,017		Siemens AG	2,329,834
			6,785,125
		Hong Kong: 1.1%
53,000		Cheung Kong Holdings Ltd.	872,565
			872,565
		Ireland: 3.2%
51,600		Bank of Ireland - London Exchange	961,827
71,065		C&C Group PLC	588,050
45,021	@	Smurfit Kappa PLC	1,042,033
			2,591,910
		Italy: 5.7%
35,400		ERG S.p.A.	774,977
25,808		Italcementi S.p.A.	571,370
567,540		Telecom Italia S.p.A. RNC	1,368,297
225,000		UniCredito Italiano S.p.A.	1,926,173
			4,640,817
		Japan: 21.0%
83,000		Bank of Yokohama Ltd.	569,979
35,300	L	Don Quijote Co., Ltd.	726,037
118		East Japan Railway Co.	930,278
12,600	@, L	Elpida Memory, Inc.	459,762
148,000		Fuji Heavy Industries Ltd.	648,472
229,000	@	Haseko Corp.	545,520
33,600		Hitachi Construction Machinery Co., Ltd.	1,334,666
266		Kenedix, Inc.	461,006
64,500		Konica Minolta Holdings, Inc.	1,088,986
40,000		Matsushita Electric Industrial Co., Ltd.	743,077
93,000	L	Mitsubishi UFJ Financial Group, Inc.	812,075
29,000		Mitsui Fudosan Co., Ltd.	800,722
11,700		Nidec Corp.	815,664
81,700		Nissan Motor Co., Ltd.	815,138
35,800		Seven & I Holdings Co., Ltd.	917,380
5,000		SFCG Co., Ltd.	698,032
168,000		Sumitomo Chemical Co., Ltd.	1,434,513
40,000		Sumitomo Corp.	768,244
187,000		Sumitomo Metal Industries Ltd.	1,084,064
84,000		Sumitomo Trust & Banking Co., Ltd.	632,445
12,100		Tokyo Electron Ltd.	763,207
			17,049,267
		Mexico: 0.6%
13,000		Fomento Economico Mexicano SA de CV ADR	486,200
			486,200

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Netherlands: 6.9%
29,746		Koninklijke Philips Electronics NV	$1,338,549
30,716		Royal Dutch Shell PLC - Class B	1,260,324
67,727		Royal KPN NV	1,173,681
44,491	@	Tele Atlas NV	1,288,280
18,428		USG People NV	524,950
			5,585,784
		Norway: 1.5%
42,150	@	Petroleum Geo-Services ASA	1,217,140
			1,217,140
		Russia: 0.8%
5,857		Wimm-Bill-Dann Foods OJSC ADR	640,404
			640,404
		South Korea: 0.5%
4,737		Kookmin Bank ADR	388,387
			388,387
		Spain: 1.7%
59,086		Banco Bilbao Vizcaya Argentaria SA	1,385,868
			1,385,868
		Sweden: 1.0%
51,600		Atlas Copco AB - Class B	822,201
			822,201
		Switzerland: 6.1%
5,063		Nestle SA	2,269,695
8,170		Roche Holding AG	1,479,359
4,072		Zurich Financial Services AG	1,220,682
			4,969,736
		Taiwan: 0.5%
44,682		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	452,182
			452,182
		United Kingdom: 18.2%
22,656		AstraZeneca PLC	1,133,955
98,382		Barclays PLC	1,195,964
106,226	@	British Airways PLC	830,871
39,121		British American Tobacco PLC	1,400,131
81,284		Croda International	1,058,963
64,100		GlaxoSmithKline PLC	1,700,127
106,703		HSBC Holdings PLC	1,970,536
470,297		Legal & General Group PLC	1,283,320
32,941		Punch Taverns PLC	661,521
37,580		Scottish & Southern Energy PLC	1,159,916
80,708		Tate & Lyle PLC	662,465
130,742	@	TUI Travel PLC	674,093
298,087		Vodafone Group PLC	1,074,448
			14,806,310
		Total Common Stock
		(Cost $ 69,982,826 )	79,629,185
PREFERRED STOCK: 1.0%
		Germany: 1.0%
25,501		ProSieben SAT.1 Media AG	801,855
		Total Preferred Stock
		(Cost $ 871,205)	801,855
RIGHTS: 0.3%
		Belgium: 0.3%
35,882	@	Fortis	190,336
8,731		Omega Pharma SA	—
		Total Rights
		(Cost $ - )	190,336
		Total Long-Term Investments
		(Cost $ 70,854,031)	80,621,376
SHORT-TERM INVESTMENTS: 5.3%
		Mutual Fund 0.5%
375,000	**	ING Institutional Prime Money Market Fund	$375,000
		Total Mutual Fund
		(Cost $ 375,000)	375,000

Principal Amount		Value
	Repurchase Agreement: 0.1%
$124,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $124,051 to be received upon repurchase (Collateralized by $128,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $126,726, due 03/10/15)	$124,000

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Total Repurchase Agreement
	(Cost $ 124,000 )		$124,000
	Securities Lending Collateralcc: 4.7%
$3,829,577	Bank of New York Mellon Corp. Institutional Cash Reserves		3,829,577
	Total Securities Lending Collateral
	(Cost $ 3,829,577 )		3,829,577
	Total Short-Term Investments
	(Cost $ 4,328,577)		4,328,577
	Total Investments in Securities
	(Cost $ 75,182,608 )	104.5%	$ 84,949,953
	Other Assets and Liabilities — Net	(4.5)	(3,624,633)
	Net Assets	100.0%	$ 81,325,320

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $75,221,148.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,060,129
	Gross Unrealized Depreciation	(4,331,324)
	Net Unrealized Appreciation	$9,728,805

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Aerospace/Defense: 2.6%
90,300		DRS Technologies, Inc.	$4,977,336
120,500	@	Moog, Inc.	5,294,770
110,500	@	Teledyne Technologies, Inc.	5,899,595
			16,171,701
		Apparel: 2.4%
164,322	@, @@, L	Gildan Activewear, Inc.	6,472,644
90,800		Phillips-Van Heusen	4,765,184
193,800	@	Steven Madden Ltd.	3,672,510
			14,910,338
		Banks: 5.0%
592,114		Bank Mutual Corp.	6,981,024
194,650	L	Boston Private Financial Holdings, Inc.	5,419,056
167,000	L	Provident Bankshares Corp.	5,232,110
119,100	@	Signature Bank	4,195,893
311,050	@, L	Superior Bancorp.	2,746,572
67,464		UMB Financial Corp.	2,891,507
141,900		Whitney Holding Corp.	3,743,322
			31,209,484
		Biotechnology: 0.9%
566,600	@, L	Human Genome Sciences, Inc.	5,830,314
			5,830,314
		Building Materials: 0.4%
126,700		Gibraltar Industries, Inc.	2,343,950
			2,343,950
		Chemicals: 3.1%
121,500		Albemarle Corp.	5,370,300
63,100		Cytec Industries, Inc.	4,315,409
139,500	@, L	Terra Industries, Inc.	4,360,770
167,700	L	UAP Holding Corp.	5,259,072
			19,305,551
		Commercial Services: 2.6%
40,000	@, L	Advisory Board Co.	2,338,800
109,400	L	Arbitron, Inc.	4,960,196
70,500	@, L	Exponent, Inc.	1,768,845
155,100	@, L	Geo Group, Inc.	4,592,511
145,500	@	Labor Ready, Inc.	2,693,205
10	@, L	Live Nation, Inc.	213
			16,353,770
		Computers: 4.9%
91,000	@, L	CACI International, Inc.	4,649,190
254,000	@	Electronics for Imaging	6,822,440
150,100	@, @@, L	Logitech International	4,435,455
550,400	@, L	Mentor Graphics Corp.	8,311,038
58,400	@	Micros Systems, Inc.	3,800,088
181,200	@, L	Radisys Corp.	2,255,940
			30,274,151
		Distribution/Wholesale: 1.3%
415,960	@, L	Brightpoint, Inc.	6,243,560
41,600		Owens & Minor, Inc.	1,584,544
			7,828,104
		Diversified: 1.3%
98,600		Digital Realty Trust, Inc.	3,883,854
220,600		Lexington Corporate Properties Trust	4,414,206
			8,298,060
		Diversified Financial Services: 3.0%
44,575	@, L	GFI Group, Inc.	3,838,799
115,650	@	Investment Technology Group, Inc.	4,970,637
82,400	@	Piper Jaffray Cos.	4,416,640
208,503		Waddell & Reed Financial, Inc.	5,635,836
			18,861,912
		Electric: 2.1%
57,700	L	Idacorp, Inc.	1,889,098
109,700		ITC Holdings Corp.	5,435,635
200,000		Portland General Electric Co.	5,560,000
			12,884,733
		Electrical Components & Equipment: 0.8%
80,700	@	Advanced Energy Industries, Inc.	1,218,570
83,600	W	Ametek, Inc.	3,613,192
			4,831,762
		Electronics: 3.4%
227,200	@	Benchmark Electronics, Inc.	5,423,264
95,500	@, L	Cymer, Inc.	3,666,245
32,900	@	NU Horizons Electronics Corp.	310,247
61,000	@	Thomas & Betts Corp.	3,577,040
93,187	@	Trimble Navigation Ltd.	3,653,862
69,500	@	Varian, Inc.	4,420,895
			21,051,553

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.7%
52,300	@, L	Washington Group International, Inc.	$4,592,463
			4,592,463
		Entertainment: 1.2%
295,800	@, L	Macrovision Corp.	7,285,554
			7,285,554
		Environmental Control: 1.1%
216,900	@	Waste Connections, Inc.	6,888,744
			6,888,744
		Food: 0.8%
109,200		Corn Products International, Inc.	5,009,004
			5,009,004
		Forest Products & Paper: 0.1%
45,800		Bowater, Inc.	683,336
			683,336
		Gas: 2.4%
96,000	L	New Jersey Resources Corp.	4,760,640
199,900		Vectren Corp.	5,455,271
148,000		WGL Holdings, Inc.	5,015,720
			15,231,631
		Hand/Machine Tools: 0.5%
68,000		Regal-Beloit Corp.	3,256,520
			3,256,520
		Health Care: 0.5%
101,100	L	Nationwide Health Properties, Inc.	3,046,143
			3,046,143
		Healthcare — Products: 2.5%
54,700		Cooper Cos., Inc.	2,867,374
101,400	@	DJO, Inc.	4,978,740
75,100	@, L	Kyphon, Inc.	5,257,000
1,336	@, L	Luminex Corp.	20,147
144,000	@, L	Spectranetics Corp.	1,941,120
40,400	@	Volcano Corp.	664,176
			15,728,557
		Healthcare — Services: 2.6%
56,300	@, L	Healthways, Inc.	3,038,511
134,600	@	Magellan Health Services, Inc.	5,462,068
154,700	@, L	Psychiatric Solutions, Inc.	6,076,616
35,400		Universal Health Services, Inc.	1,926,468
			16,503,663
		Hotels: 0.6%
380,500		Ashford Hospitality Trust, Inc.	3,824,025
			3,824,025
		Household Products/Wares: 0.2%
40,909	@, L	Jarden Corp.	1,265,724
			1,265,724
		Housewares: 1.1%
118,200		Toro Co.	6,953,706
			6,953,706
		Insurance: 4.0%
254,304	@@, L	Aspen Insurance Holdings Ltd.	7,097,625
303,140	@	First Mercury Financial Corp.	6,520,541
104,650	@@	Platinum Underwriters Holdings Ltd.	3,763,214
43,800	@, L	ProAssurance Corp.	2,359,506
34,339		Safety Insurance Group, Inc.	1,234,144
190,275		Selective Insurance Group	4,049,052
			25,024,082
		Internet: 1.9%
109,600	@, L	Cogent Communications Group, Inc.	2,558,064
100,200	@, L	Digital River, Inc.	4,483,950
260,400	@, L	Trizetto Group	4,559,604
			11,601,618
		Leisure Time: 0.7%
68,400	@, L	Life Time Fitness, Inc.	4,195,656
			4,195,656
		Machinery — Diversified: 3.2%
78,100	@	Gardner Denver, Inc.	3,045,900
207,267	@, L	Intermec, Inc.	5,413,814
94,600		Nordson Corp.	4,749,866
42,500	L	Tennant Co.	2,069,750
118,800		Wabtec Corp.	4,450,248
			19,729,578
		Media: 1.3%
212,100	L	Entercom Communications Corp.	4,099,893
259,500	L	GateHouse Media, Inc.	3,308,625
249,605	@, W	Radio One, Inc.	931,027
			8,339,545
		Metal Fabricate/Hardware: 0.8%
154,500		Commercial Metals Co.	4,889,925
			4,889,925
		Miscellaneous Manufacturing: 0.8%
150,600		Barnes Group, Inc.	4,807,152
			4,807,152

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Mortgage: 0.6%
235,095		Annaly Capital Management, Inc.	$3,745,063
			3,745,063
		Office Property: 0.6%
163,200		BioMed Realty Trust, Inc.	3,933,120
			3,933,120
		Oil & Gas: 3.0%
127,700	@, L	Carrizo Oil & Gas, Inc.	5,728,622
128,900	@	Denbury Resources, Inc.	5,760,541
254,600	@, L	EXCO Resources, Inc.	4,211,084
187,300	@, L	Parallel Petroleum Corp.	3,182,227
			18,882,474
		Oil & Gas Services: 2.8%
40,900	@, @@, L	Core Laboratories NV	5,210,251
80,200	@	FMC Technologies, Inc.	4,624,332
134,200	@	Global Industries Ltd.	3,456,992
71,900	@, @@, L	North American Energy Partners, Inc.	1,240,994
153,300	@, L	Tetra Technologies, Inc.	3,240,762
			17,773,331
		Packaging & Containers: 1.5%
182,800	@	Crown Holdings, Inc.	4,160,528
98,900		Silgan Holdings, Inc.	5,315,875
			9,476,403
		Pharmaceuticals: 3.3%
187,800	@, L	Akorn, Inc.	1,406,622
246,700	@, L	BioMarin Pharmaceuticals, Inc.	6,142,830
144,600	@, L	Cubist Pharmaceuticals, Inc.	3,055,398
148,088	@, L	MannKind Corp.	1,433,492
203,800	@, L	Sciele Pharma, Inc.	5,302,876
79,400	@, L	USANA Health Sciences, Inc.	3,473,750
			20,814,968
		Retail: 6.4%
188,900		Casey’s General Stores, Inc.	5,232,530
28,700	@	Jack in the Box, Inc.	1,860,908
148,481	@, L	JOS A Bank Clothiers, Inc.	4,962,235
110,400		Longs Drug Stores Corp.	5,483,568
97,800	@, L	Pantry, Inc.	2,506,614
179,300	@	Papa John’s International, Inc.	4,382,092
159,400		Regis Corp.	5,086,454
185,000	@, L	Ruth’s Chris Steak House	2,636,250
295,150		Stage Stores, Inc.	5,380,585
68,300	@, L	Tween Brands, Inc.	2,242,972
			39,774,208
		Savings & Loans: 2.7%
299,025		First Niagara Financial Group, Inc.	4,231,204
449,300	L	NewAlliance Bancshares, Inc.	6,595,724
624,100		Westfield Financial, Inc.	6,060,011
			16,886,939
		Semiconductors: 5.3%
202,500	@, L	DSP Group, Inc.	3,205,575
530,100	@	Entegris, Inc.	4,601,268
116,000	@	Fairchild Semiconductor International, Inc.	2,166,880
142,600	@, L	Formfactor, Inc.	6,327,162
130,600		Micrel, Inc.	1,410,480
518,700	@, L	ON Semiconductor Corp.	6,514,872
442,000	@	QLogic Corp.	5,944,900
108,700	@, @@	Verigy Ltd.	2,685,977
			32,857,114
		Software: 1.9%
121,900	@	Ansys, Inc.	4,165,323
237,850	@, L	THQ, Inc.	5,941,493
37,700	@, L	Verifone Holdings, Inc.	1,671,241
			11,778,057
		Storage: 0.7%
324,000		U-Store-It Trust	4,276,800
			4,276,800
		Storage/Warehousing: 0.6%
151,500	@, L	Mobile Mini, Inc.	3,660,240
			3,660,240
		Telecommunications: 3.0%
354,900		Alaska Communications Systems Group, Inc.	5,128,305
140,800	@, L	NeuStar, Inc.	4,828,032
71,000		Otelco, Inc.	1,302,140
279,328	@, L	RCN Corp.	3,435,734
105,800	@, L	SBA Communications Corp.	3,732,624
			18,426,835
		Textiles: 0.1%
22,600		G&K Services, Inc.	908,520
			908,520
		Transportation: 1.3%
109,700	@, L	American Commercial Lines, Inc.	2,603,181
25,513		General Maritime Corp.	712,068

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
104,600	@	HUB Group, Inc.	$3,141,138
39,700	@	Kirby Corp.	1,752,358
			8,208,745
		Total Common Stock
		(Cost $ 535,969,720 )	590,414,826
EXCHANGE-TRADED FUNDS: 1.1%
		Exchange-Traded Funds: 1.1%
83,628	L	iShares Russell 2000 Index Fund	6,693,585
		Total Exchange-Traded Funds
		(Cost $ 6,525,125 )	6,693,585
		Total Long-Term Investments
		(Cost $ 542,494,845 )	597,108,411
SHORT-TERM INVESTMENTS: 20.9%
		Mutual Fund: 4.6%
28,700,000	**	ING Institutional Prime Money Market Fund	28,700,000
		Total Mutual Fund
		(Cost $ 28,700,000 )	28,700,000

Principal Amount				Value
		Repurchase Agreement: 0.1%
$1,020,000		Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $1,020,417 to be received upon repurchase (Collateralized by $1,051,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $1,040,543, due 03/10/15)		$1,020,000
		Total Repurchase Agreement
		(Cost $ 1,020,000 )		1,020,000
		Securities Lending Collateralcc: 16.2%
100,857,195		Bank of New York Mellon Corp. Institutional Cash Reserves		100,857,195
		Total Securities Lending Collateral
		(Cost $ 100,857,195 )		100,857,195
		Total Short-Term Investments
		(Cost $ 130,577,195 )		130,577,195
		Total Investments in Securities
		(Cost $ 673,072,040 )	116.6%	$727,685,606
		Other Assets and Liabilities — Net	(16.6)	(103,777,276)
		Net Assets	100.0%	$623,908,330

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $675,048,383.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$76,664,033
		Gross Unrealized Depreciation		(24,026,810)
		Net Unrealized Appreciation		$52,637,223

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Aerospace/Defense: 1.0%
23,700		United Technologies Corp.	$1,907,376
			1,907,376
		Agriculture: 3.3%
50,900		Altria Group, Inc.	3,539,077
31,800		Loews Corp.	2,614,914
			6,153,991
		Airlines: 0.6%
52,800	@, L	AMR Corp.	1,176,912
			1,176,912
		Apparel: 1.0%
56,400	L	Liz Claiborne, Inc.	1,936,212
			1,936,212
		Auto Manufacturers: 0.8%
41,200	L	General Motors Corp.	1,512,040
			1,512,040
		Auto Parts & Equipment: 2.0%
86,300	@	Goodyear Tire & Rubber Co.	2,624,383
8,500		Johnson Controls, Inc.	1,003,935
			3,628,318
		Banks: 7.0%
120,860		Bank of America Corp.	6,075,632
51,202		Bank of New York Mellon Corp.	2,260,056
7,054	L	TCF Financial Corp.	184,674
122,000		Wells Fargo & Co.	4,345,640
			12,866,002
		Beverages: 3.3%
43,700		Coca-Cola Co.	2,511,439
68,600	@@	Fomento Economico Mexicano SA de CV ADR	2,565,640
10,145	L	Molson Coors Brewing Co.	1,011,152
			6,088,231
		Chemicals: 1.4%
11,800		Air Products & Chemicals, Inc.	1,153,568
45,263	L	HB Fuller Co.	1,343,406
			2,496,974
		Computers: 1.5%
54,400		Hewlett-Packard Co.	2,708,576
			2,708,576
		Cosmetics/Personal Care: 2.7%
71,800		Procter & Gamble Co.	5,050,412
			5,050,412
		Diversified Financial Services: 17.0%
16,400	@, L	Affiliated Managers Group, Inc.	2,091,164
148,500	@@	Amvescap PLC	2,006,080
16,700		Bear Stearns Cos., Inc.	2,050,927
23,800		CIT Group, Inc.	956,760
115,800		Citigroup, Inc.	5,404,386
20,100	L	Countrywide Financial Corp.	382,101
74,508	@, L	E*Trade Financial Corp.	973,074
41,800		Freddie Mac	2,466,618
10,300		Goldman Sachs Group, Inc.	2,232,422
125,400		JPMorgan Chase & Co.	5,745,828
65,000	@, L	Knight Capital Group, Inc.	777,400
48,200		Merrill Lynch & Co., Inc.	3,435,696
33,000		Raymond James Financial, Inc.	1,084,050
82,800	@, L	TD Ameritrade Holding Corp.	1,508,616
25,877		Thornburg Mortgage, Inc.	332,519
			31,447,641
		Electric: 3.9%
20,000		Exelon Corp.	1,507,200
42,600	@	Mirant Corp.	1,732,968
58,200	@, L	NRG Energy, Inc.	2,461,278
30,500		PG&E Corp.	1,457,900
			7,159,346
		Engineering & Construction: 1.1%
16,000	@, L	Foster Wheeler Ltd.	2,100,480
			2,100,480
		Environmental Control: 1.5%
72,500		Waste Management, Inc.	2,736,150
			2,736,150
		Food: 1.0%
54,967		Kraft Foods, Inc.	1,896,911
			1,896,911
		Gas: 0.5%
16,700		Sempra Energy	970,604
			970,604

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products: 1.6%
44,200		Johnson & Johnson	$2,903,940
			2,903,940
		Hotels: 0.8%
55,700		Sunstone Hotel Investors, Inc.	1,428,148
			1,428,148
		Insurance: 7.8%
57,200		American International Group, Inc.	3,869,580
47,634		Assurant, Inc.	2,548,419
31,500	L	MBIA, Inc.	1,923,075
32,700		Principal Financial Group, Inc.	2,063,043
41,925		Stancorp Financial Group, Inc.	2,075,707
67,884		WR Berkley Corp.	2,011,403
			14,491,227
		Iron/Steel: 0.8%
13,600	L	Allegheny Technologies, Inc.	1,495,320
			1,495,320
		Media: 2.0%
90,900	@	Comcast Corp. – Class A	2,197,962
69,700		News Corp. - Class A	1,532,703
			3,730,665
		Mining: 1.1%
26,100		Alcoa, Inc.	1,021,032
10,300		Freeport-McMoRan Copper & Gold, Inc.	1,080,367
			2,101,399
		Miscellaneous Manufacturing: 4.4%
33,700		Cooper Industries Ltd.	1,721,733
27,700		Dover Corp.	1,411,315
119,300		General Electric Co.	4,939,020
			8,072,068
		Oil & Gas: 12.4%
10,000		Chevron Corp.	935,800
77,500		ConocoPhillips	6,802,175
113,100		ExxonMobil Corp.	10,468,536
44,200		Occidental Petroleum Corp.	2,832,336
13,400		Valero Energy Corp.	900,212
14,800		XTO Energy, Inc.	915,232
			22,854,291
		Pharmaceuticals: 4.9%
17,000		Abbott Laboratories	911,540
35,800	@	Hospira, Inc.	1,483,910
59,900		Merck & Co., Inc.	3,096,231
65,900	L	Omnicare, Inc.	2,183,267
57,600		Pfizer, Inc.	1,407,168
			9,082,116
		Retail: 1.2%
40,500		McDonald’s Corp.	2,206,035
			2,206,035
		Savings & Loans: 0.6%
72,100	L	Hudson City Bancorp., Inc.	1,108,898
			1,108,898
		Semiconductors: 1.7%
37,300		Intel Corp.	964,578
211,975	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,145,187
			3,109,765
		Software: 1.1%
69,000		Microsoft Corp.	2,032,740
			2,032,740
		Telecommunications: 6.9%
150,500		AT&T, Inc.	6,367,656
55,300		Motorola, Inc.	1,024,709
210,000	@, L	Qwest Communications International, Inc.	1,923,600
160,000	@	Tellabs, Inc.	1,523,200
44,400		Verizon Communications, Inc.	1,966,032
			12,805,197
		Transportation: 0.5%
8,600		Union Pacific Corp.	972,316
			972,316
		Total Common Stock
		(Cost $ 158,194,177 )	180,230,301
SHORT-TERM INVESTMENTS: 14.6%
		Mutual Fund: 2.5%
4,600,000	**	ING Institutional Prime Money Market Fund	4,600,000
		Total Mutual Fund
		(Cost $ 4,600,000 )	4,600,000

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.2%
$295,000		Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $295,120 to be received upon repurchase (Collateralized by $304,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $300,975, due 03/10/15)		$295,000
		Total Repurchase Agreement
		(Cost $ 295,000 )		295,000
		Securities Lending Collateralcc: 11.9%
22,099,330		Bank of New York Mellon Corp. Institutional Cash Reserves		22,099,330
		Total Securities Lending Collateral
		(Cost $ 22,099,330 )		22,099,330
		Total Short-Term Investments
		(Cost $ 26,994,330 )		26,994,330
		Total Investments in Securities
		(Cost $ 185,188,507 )	112.0%	$207,224,631
		Other Assets and Liabilities - Net	(12.0)	(22,178,175)
		Net Assets	100.0%	$185,046,456

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $186,498,571.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$23,593,557
		Gross Unrealized Depreciation		(2,867,497)
		Net Unrealized Appreciation		$20,726,060

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007